Enhans Master Investor Fund
Schedule of Investments - February 28, 2001
(Unaudited)

Common Stocks - 81.9%                                             Shares                        Value

Computer Software & Services - 0.2%
KANA Communications, Inc. (a)                                              3                           $ 10
WebMD, Corp.                                                             780                          7,434
                                                                                           -----------------
                                                                                                      7,444
                                                                                           -----------------
Internet - 19.8%
B2B Internet HOLDRs Trust                                             23,000                        239,200
Internet HOLDRs Trust                                                 10,000                        399,000
                                                                                           -----------------
                                                                                                    638,200
                                                                                           -----------------
Investment Companies / Unit Investment Trusts  - 53.3%
Biotech HOLDRs Trust                                                   2,000                        294,980
i Shares, Inc. MSCI Australia Index Fund                              11,700                        110,565
i Shares, Inc. MSCI Austria Index Fund                                 9,000                         76,950
i Shares, Inc. MSCI German Index Fund                                  7,400                        138,010
i Shares, Inc. MSCI Italy Index Fund                                   6,300                        130,158
i Shares, Inc. MSCI Spain Index Fund                                   4,400                        107,580
i Shares, Inc. MSCI Switzerland Index Fund                             4,300                         67,295
NASDAQ 100 Trust, Series I                                             5,000                        236,750
Cons Stpls Sector SPDR Fund                                            5,000                        133,200
Int-Tech Sector SPDR Fund                                             10,000                        280,100
Int-Finl Sector SPDR Fund                                              5,000                        137,250
                                                                                           -----------------
                                                                                                  1,712,838
                                                                                           -----------------
Telecommunications - 8.6%
Telecom HOLDRs Trust                                                   5,000                        275,400
                                                                                           -----------------

TOTAL COMMON STOCKS (Cost $3,313,496)                                                             2,633,882
                                                                                           -----------------


                                                                       Principal
                                                                  Amount                         Value
Money Market Securities - 8.1%
Firstar Treasury Fund, 4.74% (b) (Cost $259,653)                     259,653                        259,653
                                                                                           -----------------
TOTAL INVESTMENTS - 90.0% (Cost $3,573,149)                                                       2,893,535
                                                                                           -----------------
Other assets less liabilities - 10.0%                                                               321,618
                                                                                           -----------------
Total Net Assets - 100.0%                                                                       $ 3,215,153
                                                                                           =================
(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at
February 28, 2001.

Enhans Master Investor Fund
Schedule of Investments - February 28, 2001 - continuted
(Unaudited)

Call Options Written February 28, 2001

                                                                   Shares
                                                                   Subject
Unit Trust / Expiration Date @ Exercise Price                      to Call                        Value
                                                               --------------              -----------------
Internet HOLDRs Trust / March 2001 @ 40                                  100                       $ 41,000
B2B Internet HOLDRs Trust / March 2001 @ 12.50                           200                          5,000
Biotech HOLDRs Trust / March 2001 @ 155                                   20                          6,800
Nasdaq 100 Trust / March 2001 @ 47                                        50                         15,000
Nasdaq 100 Trust / March 2001 @ 44                                        50                         25,000
Cons Stpls Sector SPDR / March 2001 @ 26                                  25                          1,750
Financial Sector SPDR / March 2001 @ 28                                   50                          1,750
Technology Sector SPDR / March 2001 @ 30                                  70                          3,500
Technology Sector SPDR / March 2001 @ 28                                  30                          3,900
Telecom HOLDRs Trust / March 2001 @ 55                                    50                          9,750
                                                                                           -----------------
Total (premiums received $144,218)                                                                $ 113,450
                                                                                           =================
See accompanying notes which are an integral part of the financial statements.

Enhans RT 500 Fund
Schedule of Investments   - February 28, 2001
(Unaudited)

                                                                      Shares                 Value

Call Options Purchased - 15.7%
S & P 500 Index, June, 1,150 (a)                                       40                        $ 523,200
                                                                                         ---------------------

Put Options Purchased - 9.3%
S & P 500 Index, April, 1,300 (a)                                      40                          312,000
                                                                                         ---------------------
                                                                                                   835,200
                                                                                         ---------------------
Total Options Purchased (Cost $1,239,652)

                                                                       Principal
                                                                         Amount                  Value
Money Market Securities - 85.2%
Firstar Treasury Fund, 4.74% (b) (Cost $2,843,840)                                                2,843,840
                                                                                         ---------------------

TOTAL INVESTMENTS - 110.2% (Cost $4,083,492)                                                      3,679,040
                                                                                         ---------------------
Liabilities in excess of other assets - (10.2)%                                                    (341,735)
                                                                                         ---------------------
Total Net Assets - 100.0%                                                                        $ 3,337,305
                                                                                         =====================

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at February 28, 2001

Call Options Written February 28, 2001

Indexes / Expiration Date @ Exercise Price

S & P 500 Index, March @ 1,210 (a)                                   20                              96,000
S & P 500 Index, March @ 1,225 (a)                                   20                              73,000
                                                                                         ---------------------
                                                                                                    169,000

See accompanying notes which are an integral part of the financial statements.

ENHANS FUNDS
STATEMENT OF ASSETS AND LIABILITIES - February 28, 2001
(Unaudited)

                                                                 ENHANS                 ENHANS
                                                              MASTER INVESTOR           RT 500
                                                                  FUND                   FUND
Assets:
Investments in securities at value
  (cost $3,573,149, $4,083,492, respectively)                    $ 2,893,535            $ 3,679,040
Cash                                                                       0                    199
Receivable for securities sold                                       583,022                238,032
Interest receivable                                                      493                  6,064
                                                             ----------------   --------------------
     Total assets                                                  3,477,050              3,923,335
                                                             ----------------   --------------------

Liabilities:
Payable to custodian                                                  34,750                      0
Accrued investment advisory fee                                        5,216                  2,678
Accrued 12b-1 fees                                                     3,187                  2,743
Payable for securities purchased                                     105,294                411,609
Covered call options written -
  (premium received $144,218, $169,670, respectively)                113,450                169,000
                                                             ----------------   --------------------
     Total liabilities                                               261,897                586,030
                                                             ----------------   --------------------
Net Assets:
Applicable to 564,079, and 537,278 shares
  outstanding, respectively                                      $ 3,215,153            $ 3,337,305
                                                             ================   ====================
Net Assets Consist of:
Capital paid-in                                                    4,483,410              4,830,263
Undistributed net investment income (loss)                            (8,792)                 9,589
Accumulated net realized loss on investments                        (610,619)            (1,098,765)
Net unrealized depreciation on investments                          (648,846)              (403,781)
                                                             ----------------   --------------------
                                                                 $ 3,215,153            $ 3,337,306
                                                             ================   ====================
Net asset value, offering and
  redemption price per share                                          $ 5.70                 $ 6.21
                                                             ================   ====================

See accompanying notes which are an integral part of the financial statements.

ENHANS FUNDS
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2001
(Unaudited)

                                                                     ENHANS                   ENHANS
                                                                MASTER INVESTOR              RT 500
                                                                      FUND                     FUND
Investment Income:
Dividends                                                                $ 8,898                  $ 8,227
Interest                                                                  18,361                   63,618
                                                                -----------------         ----------------
     Total investment income                                              27,259                   71,845
                                                                -----------------         ----------------
Expenses:
Investment advisory fees                                                  32,519                   35,818
12b-1 fees                                                                18,088                   21,701
Trustees' fees                                                               750                      750
                                                                -----------------         ----------------
     Total expenses                                                       51,357                   58,269
                                                                -----------------         ----------------
Reimbursed expenses                                                         (750)                    (750)
Total operating expenses                                                  50,607                   57,519
                                                                -----------------         ----------------
Net Investment Income/(Loss)                                             (23,348)                  14,326
                                                                -----------------         ----------------
Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments                                 (531,539)                (284,185)
Net realized gain/(loss) on options transactions                          74,511                 (673,510)
Net change in unrealized depreciation on investments                    (481,701)                (537,367)
Net realized and unrealized loss on investments                         (938,729)              (1,495,062)
                                                                -----------------         ----------------
Increase/(Decrease) in Net
  Assets from Operations                                              $ (962,077)            $ (1,480,736)
                                                                =================         ================

See accompanying notes which are an integral part of the financial statements.

ENHANS FUNDS
STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
                                                                    ENHANS                             ENHANS
                                                                MASTER INVESTOR                       RT 500
                                                                    FUND                               FUND
                                                      ---------------------------------  ----------------------------------

                                                        Six Months          Period         Six Months           Period
                                                           Ended            Ended             Ended              Ended
                                                          2/28/01        8/31/00 (a)         2/28/01          8/31/00 (a)
                                                      ---------------------------------  ----------------------------------
Operations:
Net investment income (loss)                                $ (23,348)       $ 159,124          $ 14,326            15,486
Net realized gain (loss) on investments                      (531,539)        (153,591)         (300,517)          (21,453)
Net realized gain (loss) on options transactions               74,511                0          (657,178)         (119,618)
Net change in unrealized appreciation
  (depreciation) on investments                              (481,701)        (167,145)         (537,367)          133,584
                                                      ----------------  ---------------  ----------------   ---------------
Increase (Decrease) in net assets                            (962,077)        (161,612)       (1,480,736)            7,999
                                                      ----------------  ---------------  ----------------   ---------------

Dividends and Distributions
   to Shareholders:
From net investment income                                   (144,568)               0           (16,261)                0
From net realized gains                                             0                0                                   0
                                                      ----------------  ---------------  ----------------   ---------------
Total distributions                                          (144,568)               0           (16,261)                0
                                                      ----------------  ---------------  ----------------   ---------------

Capital Share Transactions:
Proceeds from shares sold                                     554,473        5,604,928           322,801         6,849,437
Reinvestment of dividends                                     144,093                0            16,261                 0
Share redeemed                                               (730,771)      (1,089,313)         (858,810)       (1,503,386)
                                                      ----------------  ---------------  ----------------   ---------------
Net increase (decrease) from
   capital transactions                                       (32,205)       4,515,615          (519,748)        5,346,051
                                                      ----------------  ---------------  ----------------   ---------------

Total increase (decrease) in net assets                    (1,138,850)       4,354,003        (2,016,745)        5,354,050

Net Assets:
Beginning of period                                         4,354,003                0         5,354,050                 0
                                                      ----------------  ---------------  ----------------   ---------------
End of period                                             $ 3,215,153      $ 4,354,003       $ 3,337,305         5,354,050
                                                      ================  ===============  ================   ===============

Accumulated undistributed net
   investment income (loss) included
   in net assets at end of period                            $ (8,792)       $ 159,124           $ 9,589            15,486
                                                      ----------------  ---------------  ----------------   ---------------

Capital Share Transactions:
Shares sold                                                    79,761          711,733            39,900           779,150
Shares issued on reinvestment
  of dividends                                                 23,392                0             2,419                 0
Share redeemed                                               (109,035)        (141,772)         (113,486)         (170,705)
                                                      ----------------  ---------------  ----------------   ---------------

Net increase (decrease) from
   capital transactions                                        (5,882)         569,961           (71,167)          608,445
                                                      ================  ===============  ================   ===============

(a) For the period 12/31/99 (inception) to 8/31/00.

See accompanying notes which are an integral part of the financial statements.

ENHANS FUNDS
FINANCIAL HIGHLIGHTS
(Unaudited)
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented
                                                                  ENHANS                            ENHANS
                                                             MASTER INVESTOR                        RT 500
                                                                  FUND                               FUND
                                                       ------------------------------    -------------------------------

                                                        Six Months         Period         Six Months         Period
                                                          Ended            Ended             Ended            Ended
                                                         2/28/01        8/31/00 (a)         2/28/01        8/31/00 (a)
                                                       ------------------------------    -------------------------------

Net Asset Value, beginning of period                         $ 7.64          $ 10.00            $ 8.80          $ 10.00
                                                       -------------    -------------    --------------   --------------

Income from Investment Operations:
Net investment income (loss)                                  (0.04)            0.57              0.02             0.05
Net realized and unrealized gain
  (loss) on investments                                       (1.64)           (2.93)            (2.58)           (1.25)
                                                       -------------    -------------    --------------   --------------
Total from investment operations                              (1.68)           (2.36)            (2.56)           (1.20)
                                                       -------------    -------------    --------------   --------------

Less Distributions:
From net investment income                                    (0.26)            0.00             (0.03)            0.00
From realized capital gains                                    0.00             0.00              0.00             0.00
                                                       -------------    -------------    --------------   --------------
Total distributions                                           (0.26)            0.00             (0.03)            0.00
                                                       -------------    -------------    --------------   --------------

Net Asset Value, end of period                               $ 5.70           $ 7.64            $ 6.21           $ 8.80
                                                       =============    =============    ==============   ==============

Total Return (c)                                             (22.35)%          4.54%            (37.00)%         (12.00)%

Ratios/Supplemental Data:
Net assets, end of period (000)                             $ 3,215          $ 4,354           $ 3,337          $ 5,354
Ratio of expenses to average net assets                       2.63% (b)        2.65% (b)         2.65% (b)        2.65% (b)
Ratio of expenses to average net assets
   before reimbursement                                       2.67% (b)        2.71% (b)         2.68% (b)        2.69% (b)
Ratio of net investment income to
   average net assets                                        (1.22)%(b)       11.03% (b)         0.66% (b)        0.85% (b)
Ratio of net investment income to
    average net assets before reimbursement                  (1.25)%(b)       10.98% (b)         0.63% (b)        0.80% (b)
Portfolio turnover rate                                     623.99% (b)     1356.71% (b)      3616.51% (b)     2679.23% (b)

(a) For the period 12/31/99 (inception) to 8/31/00.
(b) Annualized
(c) For periods less than one full year, total returns are not annualized See accompanying notes which are an integral part of the financial statements.

                                  Enhans Funds
                          Notes to Financial Statements
                                February 28, 2001
                                   (Unaudited)


NOTE 1.  ORGANIZATION

The Enhans Master Investor Fund (the "Master Investor Fund") and the Enhans RT 500 Fund (the "RT 500 Fund"), (collectively, the "Funds"), were organized as diversified series of the AmeriPrime Advisers Trust (the "Trust") on December 22, 1999 and commenced operations on December 30, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The investment objective of each Fund is capital appreciation. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuation - Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity by guidelines adopted by and subject to review of the Board.

Fixed-income securities generally are valued by using market quotations, but may be valued based on prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available form a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Option writing - When the Funds write an option; an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments.

                                  Enhans Funds
                          Notes to Financial Statements
                                February 28, 2001
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premiums are added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The Funds as writers of options bear the market risk of an unfavorable change in the price of the security underlying the written option.

Other - Each Fund follows industry practices and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to each fund is AExpert Advisery, Inc., 25 West King Street, Lancaster, Pennsylvania 17603 (the "Adviser"). AExpert Advisery, Inc. is a wholly owned subsidiary of AExpert, Inc. Kenneth S. Ray and Y W Kim may be deemed to control AExpert, Inc. due to their respective share of the ownership of AExpert, Inc.

Under the terms of each Fund's management agreement (the "Agreement"), the investment adviser manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense of securities sold short), Rule 12b-1 expenses, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Funds' expenses, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.65% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Adviser pays the Funds' expenses, except those specified above. For the six months ended February 28, 2001, the Adviser received fees of $32,519 from the Master Investor Fund and $35,818 from the RT 500 Fund. The Adviser has agreed to voluntarily reimburse fees to keep the overall expense ratio at 2.65% for each Fund. For the six months ended February 28, 2001, the Adviser reimbursed $750 for each Fund.

Effective October 12, 2000, AmeriPrime Financial Services, Inc. and Unified Fund Services, Inc., both wholly owned subsidiaries of Unified Financial Services, Inc., merged with one another. Prior to the merger, AmeriPrime Financial Services, Inc. served as Administrator to the Fund. The result of this merger is now Unified Fund Services, Inc. ("Unified"), still a wholly owned subsidiary of Unified Financial Services, Inc. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

The Trust has adopted distribution expense plans (the "Distribution Plans") for each Fund under Rule 12b-1 of the 1940 Act. Under each Distribution Plan, the applicable Fund is authorized to pay a fee in an amount not to exceed on an annual basis 1.00% of the average daily net asset value of the Fund. For the six months ended February 28, 2001, distribution expenses of $18,088 and $21,701 were incurred for the Master Investor Fund and RT 500 Fund, respectively. The portion of the distribution fees paid to the Adviser was $6,872 from the Master Investor Fund and $6,888 from the RT 500 Fund for expenses related to the sale of Fund shares.



                                  Enhans Funds
                          Notes to Financial Statements
                          February 28, 2001 - continued
                                   (Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Fund retains Unified to manage the Funds' business affairs and provide the Funds with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency, and fund accounting fees on behalf of the Funds per the management agreement.

Prior to December 31, 2000, the Funds retained AmeriPrime Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of each Fund's shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. to act as the principal distributor of each Fund's shares. A Trustee and officer of the Trust may be deemed to be an affiliate of AmeriPrime Financial Securities, Inc. and Unified Financial Securities, Inc. There were no payments made to AmeriPrime Financial Securities, Inc. or Unified Financial Securities, Inc. for the six-month period ended February 28, 2001.

NOTE 4.  INVESTMENTS

Master Investor Fund. For the period ended February 28, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $10,137,073 and $11,179,809, respectively. As of February 28, 2001, the gross unrealized appreciation for all securities totaled $48,398 and the gross unrealized depreciation for all securities totaled $697,243 for a net unrealized depreciation of $648,845. The aggregate cost of securities for federal income tax purposes at February 28, 2001 was $3,573,149.

RT 500 Fund. For six months ended February 28, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $27,903,295 and $32,083,026, respectively. As of February 28, 2001, the gross unrealized appreciation for all securities totaled $28,513 and the gross unrealized depreciation for all securities totaled $432,295 for a net unrealized depreciation of $403,782. The aggregate cost of securities for federal income tax purposes at February 28, 2001 was $4,083,492.

NOTE 5.  ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


                                  Enhans Funds
                          Notes to Financial Statements
                          February 28, 2001 - continued
                                   (Unaudited)

NOTE 6.  CALL OPTIONS WRITTEN

Transactions in options written by the Master Investor Fund during the year ended February 28, 2001 were as follows:

                                                                       Number of          Premiums
                                                                       Contracts          Received
 Options outstanding at August 31, 2001                                      0             $      0
 Options written                                                         2,575              594,502
 Options terminated in closing purchase transactions                    (1,580)            (419,352)

 Options expired                                                          (350)             (30,932)
                                                                     -----------         -----------
 Options outstanding at February 28, 2001                                  645             $144,218
                                                                     ===========         ===========

Transactions  in  options  written  by the RT 500 Fund  during  the  year  ended
February 28, 2001 were as follows:

                                                                       Number of         Premiums
                                                                       Contracts         Received
 Options outstanding at August 31, 2001                                     0           $        0
 Options written                                                          630            1,416,342
 Options terminated in closing purchase transactions                     (550)          (1,196,997)

 Options expired                                                          (40)             (49,675)
                                                                     -----------        -----------
 Options outstanding at February 28, 2001                                  40            $ 169,670
                                                                     ===========        ===========

Monteagle Fixed Income Fund
Schedule of Investments - February 28, 2001
(Unaudited)

                                                                                 Principal
                                                                                    Amount             Value
CORPORATE BONDS - 46.2%
AMBC Financial Group 9.375%, 08/01/2011                                          1,000,000          $ 1,208,057
Archer Daniels Midland Co. 8.125%, 06/01/2012                                    1,300,000            1,509,496
Caterpillar, Inc.  9.375%, 08/18/2011                                            1,000,000            1,228,272
ChaseManhattan Corp. 7.875%, 07/15/2006                                          1,000,000            1,099,366
Commercial Credit 10.00%, 12/01/2008                                             1,000,000            1,206,023
General Electric Capital Corp. 8.50%, 07/28/2008                                 1,500,000            1,723,940
Grand Met Investment 9.00%, 08/15/2011                                             460,000              538,056
Household Finance Corp. 8.00%, 07/15/2010                                        1,500,000            1,647,315
Keyspan Corp. 7.625%, 08/15/2009                                                 1,000,000            1,089,199
Lehman Brothers Holdings, Inc.  7.875%, 11/01/2009                                 600,000              641,053
MBIA, Inc. NT 9.375%, 02/15/2011                                                   676,000              797,956
Merrill Lynch & Co. Inc. 8.00%, 06/01/2007                                         500,000              544,344
Morgan Stanley Dean Witter & Co. 8.00%, 06/15/2010                               1,250,000            1,398,160
Vodafone Airtouch PLC  7.00%, 10/1/2003                                            500,000              514,682
Wal-Mart Stores, Inc. 6.875%, 08/10/2009                                           500,000              532,755
                                                                                               -----------------
TOTAL CORPORATE BONDS  (Cost $14,931,678)                                                            15,678,674
                                                                                               -----------------
MUNICIPAL OBLIGATIONS - 19.2%

Municipal Obligations (General) - 10.2%
Buffalo NY Pension Systems Services  8.50%, 08/15/2005                             500,000              553,230
Delaware River Port Authority  7.50%, 01/01/2012                                 1,500,000            1,621,140
Mississippi  Street MS Farm Reform Act Series N & Ecomony
   Development Highway Act Series F 6.20%, 09/01/2010                              345,000              341,591
Morris TN 6.00%, 03/01/2007                                                        410,000              409,385
NJ Sports & Expos  7.37%, 03/01/2007                                               500,000              534,675
                                                                                               -----------------
                                                                                                      3,460,021
                                                                                               -----------------
Municipal Obligations (Revenue) - 9.0%
Atlanta & Fulton County GA Recreation Authority Downtown
   Arena project 6.625%, 12/01/2011                                                300,000              304,026
Detroit MI Downtown Development Authority 6.30%, 07/01/2010                        500,000              498,550
LaGrange, GA  Development Authority  6.10%, 02/01/2010                             750,000              737,843
New York Street Environmental Facilities Corp. 6.66%, 03/15/2007                   950,000              979,849
New York Street Mortgage Agency  6.70%, 10/01/2004                                 500,000              519,865
                                                                                               -----------------
                                                                                                      3,040,133
                                                                                               -----------------

TOTAL MUNICIPAL OBLIGATIONS ( Cost $6,295,819)                                                        6,500,154
                                                                                               -----------------
Monteagle Fixed Income Fund
Schedule of Investments - February 28, 2001 - continued
(Unaudited)
                                                                                 Principal
                                                                                    Amount                Value
U.S. TREASURY AND AGENCY OBLIGATIONS - 29.8%
Federal Home Loan Bank 7.46%, 08/24/2006                                           500,000            $ 506,036
Federal Home Loan Bank 7.00%, 03/15/2010                                           450,000              491,755
Federal National Mortgage Association  6.625%, 11/15/2010                        1,000,000            1,070,447
Federal National Mortgage Association  7.125%, 06/15/2010                        1,000,000            1,103,515
Federal National Mortgage Association  6.60%, 03/11/2009                           850,000              860,593
Federal National Mortgage Association  6.375%, 06/15/2009                        1,500,000            1,575,038
Federal National Mortgage Association 7.25%, 01/15/2010                          1,250,000            1,386,902
US Treasury Notes 7.25%, 05/15/2004                                                100,000              107,717
US Treasury Notes 7.25%, 08/15/2004                                                400,000              432,978
US Treasury Notes 6.50%, 02/15/2010                                              1,000,000            1,105,182
US Treasury Notes 5.625%, 05/15/2008                                             1,275,000            1,328,329
US Treasury Notes 5.50%,  05/15/2009                                               150,000              155,175
                                                                                               -----------------
TOTAL U.S. TREASURY & AGENCY OBLIGATIONS  (Cost $9,648,921)                                          10,123,667
                                                                                               -----------------
                                                                                 Principal
                                                                                    Amount                Value
Money Market Securities - 6.3%
Firstar Treasury Fund, 4.76% (a) (Cost $2,145,794)                               2,145,794            2,145,794
                                                                                               -----------------

TOTAL INVESTMENTS - 101.5% (Cost $33,022,212)                                                        34,448,289
                                                                                               -----------------
Liabilities in excess of other assets - (1.5)%                                                         (493,871)
                                                                                               -----------------
TOTAL NET ASSETS - 100.0%                                                                          $ 33,954,418
                                                                                               =================

(a)  Floating  rate  security;  the  coupon  rate shown  represents  the rate at February 28, 2001.

See accompanying notes which are an integral part of the financial statements.

Monteagle Opportunity Growth Fund
Schedule of Investments - February 28,  2001
(Unaudited)

Common Stocks - 46.1%                                               Shares                            Value

Commercial Banks - 1.7%
Golden State Bancorp, Inc.                                               20,100            $        550,740
                                                                                                --------------
Communications Equipment - 0.1%
McData Corp. (a)                                                            677                      12,101
                                                                                                --------------
Computer Storage Devices - 0.6%
EMC Corp. (a)                                                             4,900                     194,824
                                                                                                --------------
Federal & Federally-Sponsored Credit Agencies - 1.2%
Federal National Mortgage Association                                     4,600                     366,620
                                                                                                --------------
Gold & Silver Ores - 5.1%
Homestake MNG Co.                                                       114,700                      644,614
Newmont Mining, Inc.                                                     58,400                      984,040
                                                                                                -------------
                                                                                                   1,628,654
                                                                                                --------------
Investment Advice - 2.6%
Acacia Resh Corp. (a)                                                    80,700                      847,350
                                                                                                --------------
Laboratory Analytical Instruments - 1.5%
Applera Corp.                                                             7,000                      483,700
                                                                                                --------------
Life Insurance - 2.7%
Life Partners Holdings, Inc. (a)                                         95,700                       867,281
                                                                                                --------------
National Commercial Banks - 5.2%
BB&T                                                                      9,800                       354,074
KeyCorp                                                                  25,400                       660,400
Mellon Financial Corp.                                                   13,900                       643,709
                                                                                                --------------
                                                                                                    1,658,183
                                                                                                --------------
Oil, Gas Field Services - 1.0%
BJ Services Co. (a)                                                       4,200                       319,200
                                                                                                --------------
Retail-Eating Places - 2.2%
PNC Financial Svcs GP, Inc.                                               9,900                       688,050
                                                                                                --------------
Retail-Variety Stores - 1.1%
Target Corp.                                                              9,000                       351,000
                                                                                                --------------
Savings Institution, Federally Chartered - 5.1%
Charter One Financial, Inc.                                              25,100                       716,856
Dime Bancorp, Inc.                                                       30,100                       899,990
                                                                                                --------------
                                                                                                    1,616,846
                                                                                                --------------
Savings Institutions, Not Federally Chartered - 4.6%
Washington Mutual, Inc.                                                  28,800                     1,479,456
                                                                                                --------------
Monteagle Opportunity Growth Fund
Schedule of Investments - February 28,  2001 - continued
(Unaudited)

Common Stocks - continued
                                                                     Shares                          Value
Services-Home Health Care Services - 3.8%
Lincare Holdings, Inc. (a)                                               20,600                   $ 1,214,113
                                                                                                ---------------
Services-Medical Laboratories - 1.5%
Laboratory Corp. of American Holdings (a)                                 3,000                       481,500
                                                                                                ---------------
Services-Prepackaged Software - 4.1%
Check Point Software Technologies, Ltd. (a)                               8,050                       516,206
Citrix Systems, Inc. (a)                                                 19,900                       517,400
Rational Software Co. International, Inc. (a)                             7,700                       269,019
                                                                                                ---------------
                                                                                                    1,302,625
                                                                                                ---------------
State Commercial Banks - 2.0%
SouthTrust Corp.                                                         15,200                       643,150
                                                                                                ---------------
TOTAL COMMON STOCKS (Cost $15,844,427)
                                                                                                   14,705,393
                                                                                                ---------------
                                                                   Principal
                                                                     Amount                          Value
Money Market Securities -  60.4%
Firstar Treasury Fund,   4.76% (b) (Cost $19,270,717)                19,270,717                    19,270,717
                                                                                                ---------------

TOTAL INVESTMENTS - 106.5% (Cost $35,115,144)                                                      33,976,110
                                                                                                ---------------
Liabilities in excess of other assets - (6.5%)                                                     (2,052,079)
                                                                                                ---------------
Total Net Assets - 100.0%                                                                         $ 31,924,031
                                                                                                ================


(a) Non-income producing
(b)  Variable  rate  security;  the  coupon  rate shown  represents  the rate at February 28, 2001.

See accompanying notes which are an integral part of the financial statements.

Monteagle Value Fund
Schedule of Investments - February 28, 2001
(Unaudited)
Common Stocks - 101.4%                                        Shares                         Value

Air Transportation, Scheduled - 1.2%
AMR Corp. (a)                                                      8,000                        $ 266,000
                                                                                       -------------------
Aircraft & Parts - 2.4%
Textron, Inc.                                                     10,500                          556,290
                                                                                       -------------------
Computer & Office Equipment - 5.2%
Hewlett-Packard Co.                                               15,800                          455,830
Unisys Corp.                                                      45,000                          737,100
                                                                                       -------------------
                                                                                                1,192,930
                                                                                       -------------------
Converted Paper & Paperboard Products - 0.4%
Nashua Corp.                                                      27,300                           87,360
                                                                                       -------------------
Dairy Products - 1.4%
Dean Foods Co.                                                    10,000                          329,600
                                                                                       -------------------
Electric & Other Services - 20.3%
Western Resources, Inc.                                           26,500                          655,610
Cooper Ind., Inc.                                                 15,100                          649,300
TXU Corp.                                                         17,000                          701,080
Eaton Corp.                                                       29,400                        2,091,810
Rockwell International Corp.                                      13,000                          597,480
                                                                                       -------------------
                                                                                                4,695,280
                                                                                       -------------------
Electronic Computers - 2.0%
Dell Computer Corp. (a)                                           21,000                          459,375
                                                                                       -------------------
Grain Mill Products - 1.2%
Kellogg Co.                                                       10,000                          265,900
                                                                                       -------------------
Hospital & Medical Service Plans - 2.6%
Humana, Inc. (a)                                                  45,000                          607,500
                                                                                       -------------------
Insurance Agents Brokers & Services - 2.3%
Metropolitan Life Insurance Co.                                   17,500                          539,875
                                                                                       -------------------
Lumber & Wood Products - 2.0%
Georgia Pacific Corp.                                             15,000                          450,150
                                                                                       -------------------
Motor Vehicles & Passenger Car Bodies - 1.2%
Ford Motor Co.                                                    10,000                          278,100
                                                                                       -------------------
Monteagle Value Fund
Schedule of Investments - February 28, 2001  - continued
(Unaudited)

Common Stocks - continued                                     Shares                         Value
National Commercial Banks - 13.1%
Bank One Corp.                                                     8,000                        $ 282,160
First Union Corp.                                                 20,000                          647,400
KeyCorp                                                           17,000                          442,000
Regions Financial Corp.                                           26,700                          801,000
SunTrust Banks, Inc.                                               8,500                          558,705
Union Planters Corp.                                               8,000                          304,480
                                                                                       -------------------
                                                                                                3,035,745
                                                                                       -------------------
Oil & Gas Filed Machinery & Equipment - 0.4%
Friede Goldman Halter, Inc. (a)                                   30,000                           81,300
                                                                                       -------------------
Paints, Varnishes, Lacquers, Enamels & Allied - 1.3%
PPG, Inc.                                                          6,000                          306,600
                                                                                       -------------------
Paper Mills - 2.5%
International Paper Co.                                           15,300                          576,198
                                                                                       -------------------
Paperboard Mills - 1.4%
Sonoco Products Co.                                               15,000                          333,300
                                                                                       -------------------
Petroleum Refining - 1.2%
Conoco, Inc. - Class A (a)                                        10,000                          282,500
                                                                                       -------------------
Pharmaceutical Preparations - 1.2%
Mylan Laboratories, Inc.                                          12,000                          280,800
                                                                                       -------------------
Photographic Equipment & Supplies - 3.0%
Eastman Kodak Co.                                                 15,200                          684,000
                                                                                       -------------------
Plastic Mail, Synth Resin/Rubber & Cellulos - 3.1%
Dupont E I De Nemours & Co.                                       16,500                          720,885
                                                                                       -------------------
Plastics Products - 2.0%
Tupperware Corp.                                                  20,000                          472,000
                                                                                       -------------------
Railroad Equipment - 2.9%
Trinity Industries, Inc.                                          31,000                          681,690
                                                                                       -------------------
Railroads, Line-Haul Operating - 3.0%
CSX Corp.                                                         21,000                          702,240
                                                                                       -------------------
Retail-Auto & Home Supply Stores - 1.3%
Autozone, Inc. (a)                                                12,000                          303,120
                                                                                       -------------------
Retail-Department Stores - 1.7%
Saks, Inc. (a)                                                    32,500                          390,000
                                                                                       -------------------
Retail-Eating Places - 5.0%
McDonald's Corp.                                                  14,000                          411,600
Tricon Global Restaurant, Inc. (a)                                19,500                          750,750
                                                                                       -------------------
                                                                                                1,162,350
                                                                                       -------------------
Monteagle Value Fund
Schedule of Investments - February 28, 2001  - continued
(Unaudited)

Common Stocks - continued                                     Shares                         Value

Retail-Variety Stores - 1.8%
Dollar General Corp.                                              22,500                        $ 418,500
                                                                                       -------------------
Semiconductors & Related Devices - 1.9%
Micron Technology, Inc.                                           13,000                          444,860
                                                                                       -------------------
Services-General Medical & Surgical Hospitals - 2.9%
Quorum Health Group, Inc. (a)                                     40,000                          667,500
                                                                                       -------------------
Ship & Boat Building & Repairing - 2.4%
McDermott International, Inc.                                     42,800                          554,260
                                                                                       -------------------
Special Industry Machinery - 2.6%
Axcelis Technologies, Inc.  (a)                                   30,187                          278,288
Lam Research Corp. (a)                                            15,000                          322,500
                                                                                       -------------------
                                                                                                  600,788
                                                                                       -------------------
State Commercial Banks - 1.1%
Amsouth Bankcorp.                                                 15,000                          261,300
                                                                                       -------------------
Telephone Communications - 1.9%
Worldcom, Inc.  (a)                                               27,000                          448,875
                                                                                       -------------------
Wholesale-Groceries & Related Products - 1.5%
Supervalu, Inc.                                                   25,000                          350,750
                                                                                       -------------------
TOTAL COMMON STOCKS (Cost $21,916,720)                                                         23,487,921
                                                                                       -------------------
                                                             Principal
                                                               Amount                         Value
Money Market Securities - 13.2%
Firstar Treasury Fund,  4.76% (b) (Cost $3,042,715)            3,042,715                        3,042,715
                                                                                       -------------------
TOTAL INVESTMENTS  - 114.6% (Cost $24,959,435)                                                 26,530,636
                                                                                       -------------------
Liabilities in excess of other assets  -  (14.6)%                                              (3,376,600)
                                                                                       -------------------
Total Net Assets - 100.0%                                                                      23,154,036
                                                                                       ===================
(a) Non-income producing
(b)  Variable  rate  security;  the  coupon  rate shown  represents  the rate at February 28, 2001.

See accompanying notes which are an integral part of the financial statements.

Monteagle Large Cap Fund
Schedule of Investments - February 28, 2001
(Unaudited)

Common Stocks - 97.5%                                               Shares                         Value

Computer Communication Equipment - 2.4%
Cisco Systems, Inc. (a)                                                 12,850                       $ 304,384
                                                                                              -----------------
Computers & Office Equipment - 2.4%
Hewlett-Packard Co.                                                     10,340                         298,309
                                                                                              -----------------
Construction, Mining & Materials Handling - 3.9%
Dover Corp.                                                             13,000                         498,680
                                                                                              -----------------
Diversified-Manufacturing - 5.8%
Tyco International, Inc.                                                13,450                         735,043
                                                                                              -----------------
Fire, Marine, Casualty Insurance - 5.0%
American International Group, Inc.                                       7,800                         638,040
                                                                                              -----------------
Malt Beverages - 3.7%
Anheuser-Busch Cos.                                                     10,850                         474,145
                                                                                              -----------------
National Commercial Banks - 5.7%
Citigroup, Inc.                                                         14,666                         721,274
                                                                                              -----------------
Personal Credit Institutions - 2.7%
Capital One Financial Corp.                                              6,100                         337,025
                                                                                              -----------------
Petroleum Refining - 4.1%
Shell Transportation & Trading Co. PLC (c)                              10,550                         518,111
                                                                                              -----------------
Pharmaceutical Preparations - 15.1%
Elan Corp. PLC (c)                                                      11,020                         605,659
Johnson & Johnson                                                        7,930                         771,827
Pfizer, Inc.                                                            11,870                         534,150
                                                                                              -----------------
                                                                                                      1,911,636
                                                                                              -----------------
Retail-Variety Stores - 2.7%
Dollar Tree Stores, Inc. (a)                                            12,150                         337,922
                                                                                              -----------------
Retail-Drug Stores & Proprietary Stores - 5.8%
CVS corp.                                                               12,000                         732,000
                                                                                              -----------------
Semiconductors & Related Devices - 3.0%
Atmel Corp. (a)                                                         36,540                         383,670
                                                                                              -----------------
Services-Advertising Agencies - 2.9%
Catalina Marketing Corp. (a)                                            11,000                         366,300
                                                                                              -----------------
Monteagle Large Cap Fund
Schedule of Investments - February 28, 2001 - continued
(Unaudited)

Common Stocks - continued                                           Shares                         Value

Services-Computer Integrated Systems Design - 8.5%
Convergys Corp. (a)                                                      8,000                       $ 338,880
General Electric, Inc.                                                  15,900                         739,350
                                                                                              -----------------
                                                                                                     1,078,230
                                                                                              -----------------
Services-Consumer Credit Reporting, Collection Agencies - 2.2%
Choicepoint, Inc. (a)                                                    5,090                         281,477
                                                                                              -----------------
Services-Engineering, Accounting, Research, Management - 2.8%
PayChex, Inc.                                                            8,730                         348,654
                                                                                              -----------------
Surety Insurance - 3.9%
MGIC Investment Corp.                                                    8,530                         494,314
                                                                                              -----------------
Telephone & Telegraph Apparatus - 8.1%
ADC Telecommunications, Inc. (a)                                        26,890                         299,151
Polycom, Inc. (a)                                                        9,500                         206,625
Tellabs, Inc. (a)                                                       12,000                         522,750
                                                                                              -----------------
                                                                                                      1,028,526
                                                                                              -----------------
Telephone Communications (No Radio Telephone) - 2.4%
Verizon Communications, Inc.                                             6,020                         297,990
                                                                                              -----------------
Wholesales-Drugs Proprietaries & Druggists' Sundries - 4.4%
Cardinal Health, Inc.                                                    5,520                         560,280
                                                                                              -----------------
TOTAL COMMON STOCKS (Cost $13,979,384)                                                              12,346,010
                                                                                              -----------------
                                                                   Principal
                                                                     Amount                         Value
Money Market Securities - 2.1%
Firstar Treasury Fund, 4.76% (b) (Cost $262,204)                       262,204                         262,204
                                                                                              -----------------
TOTAL INVESTMENTS - 99.6% (Cost $14,241,588)                                                        12,608,214
                                                                                              -----------------
Other assets less liabilities - 0.4%                                                                    48,393
                                                                                              -----------------
Total Net Assets - 100.0%                                                                         $ 12,656,607
                                                                                              =================
(a) Non-Income Producing
(b)  Variable  rate  security;  the  coupon  rate shown  represents  the rate at February 28, 2001.
(c) American Depository Receipt

See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENT OF ASSETS AND LIABILITIES - February 28, 2001
(Unaudited)

                                                MONTEAGLE           MONTEAGLE          MONTEAGLE           MONTEAGLE
                                                FIXED INCOME        OPPORTUNITY          VALUE             LARGE-CAP
                                                   FUND             GROWTH FUND           FUND                FUND
Assets:
Investments in securities at value
  (cost $33,022,212, $35,115,144,
  $24,959,435, and $14,241,588,                  $ 34,448,289       $ 33,976,110        $ 26,530,636        $ 12,608,214
  respectively)
Cash                                                        0                  1               6,523                   0
Receivable for securities sold                      1,028,289            179,576             429,986                   0
Receivable for fund shares sold                         1,200             29,350                 690              51,700
Dividends receivable                                        0             19,567              53,210               7,994
Interest receivable                                   461,435             37,240              11,422               2,511
                                             -----------------   ----------------   -----------------   -----------------
     Total assets                                  35,939,213         34,241,844          27,032,467          12,670,419
                                             -----------------   ----------------   -----------------   -----------------

Liabilities:
Payable to custodian                                  149,023                  0                   0                   0
Payable for securities purchased                    1,471,582          2,279,867              11,000                   0
Payable for fund shares redeemed                      328,545             30,936           3,842,840                   0
Payable to adviser                                     30,062             37,010              24,591              13,812
Distributions payable                                   5,583                  0                   0                   0
                                             -----------------   ----------------   -----------------   -----------------
     Total liabilities                              1,984,795          2,347,813           3,878,431              13,812
                                             -----------------   ----------------   -----------------   -----------------

Net Assets:
Applicable to 3,172,664, 7,390,314,
  1,864,345, and 1,674,220 shares
  outstanding, respectively                      $ 33,954,418       $ 31,894,031        $ 23,154,036        $ 12,656,607
                                             =================   ================   =================   =================

Net Assets Consist of:
Capital paid-in                                    33,014,770         45,986,978          21,121,051          15,519,101
Undistributed net investment
  income (loss)                                        (6,745)            84,636              28,759             (25,064)
Accumulated net realized gain
  (loss) on investments                              (479,684)       (13,038,549)            433,025          (1,204,056)
Net unrealized appreciation
  (depreciation) on investments                     1,426,077         (1,139,034)          1,571,201          (1,633,374)
                                             -----------------   ----------------   -----------------   -----------------
                                                 $ 33,954,418       $ 31,894,031        $ 23,154,036        $ 12,656,607
                                             =================   ================   =================   =================

Net asset value, offering and
  redemption price per share                          $ 10.70             $ 4.32             $ 12.42              $ 7.56
                                             =================   ================   =================   =================

See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2001
(Unaudited)
                                          MONTEAGLE             MONTEAGLE            MONTEAGLE            MONTEAGLE
                                           FIXED INCOME          OPPORTUNITY           VALUE              LARGE-CAP
                                             FUND                GROWTH FUND            FUND                 FUND

Investment Income:
Dividends                                           $ 0            $ 100,920             $ 223,294             $ 32,437
Interest                                      1,006,541              320,510                55,595               17,891
Miscellaneous                                         0               17,260                   568                    0
                                       -----------------     ----------------     -----------------    -----------------
     Total investment income                  1,006,541              438,690               279,457               50,328
                                       -----------------     ----------------     -----------------    -----------------
Expenses:
Investment advisory fees                        172,795              353,737               140,703               74,986
Trustee fees                                        317                  317                   317                  317
                                       -----------------     ----------------     -----------------    -----------------
     Total expenses                             173,112              354,054               141,020               75,303
                                       -----------------     ----------------     -----------------    -----------------
Net Investment Income (Loss)                    833,429               84,636               138,437              (24,975)
                                       -----------------     ----------------     -----------------    -----------------
Realized and Unrealized
  Gain (Loss) on Investments:
Net realized gain (loss) on
  investments                                  (172,532)         (12,122,916)              433,025             (734,024)
Net change in unrealized
  appreciation (depreciation) on
  investments                                 2,061,027          (16,265,644)            1,303,142           (2,521,910)
                                       -----------------     ----------------     -----------------    -----------------
Net realized and unrealized
  gain (loss) on investments                  1,888,495          (28,388,560)            1,736,167           (3,255,934)
                                       -----------------     ----------------     -----------------    -----------------
Increase (Decrease) in Net
  Assets from Operations                    $ 2,721,924        $ (28,303,924)          $ 1,874,604         $ (3,280,909)
                                       =================     ================     =================    =================

See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
                                                                MONTEAGLE                          MONTEAGLE
                                                              FIXED INCOME                    OPPORTUNITY GROWTH
                                                                 FUND                                FUND
                                                    ---------------------------------   ----------------------------------
                                                        Six Months          Period          Six Months           Period
                                                           Ended            Ended              Ended              Ended
                                                          2/28/01        8/31/00 (a)          2/28/01          8/31/00 (a)
                                                    ---------------------------------   ----------------------------------
Operations:
Net investment income/(loss)                              $ 833,429        $ 817,857           $ 84,636          (299,690)
Net realized gain/(loss) on investments                    (172,532)        (307,152)       (12,122,916)       17,272,963
Net change in unrealized appreciation
  (depreciation) on investments                           2,061,027          793,704        (16,265,644)       (7,919,048)
                                                    ----------------  ---------------   ----------------   ---------------
Increase/(Decrease) in net assets                         2,721,924        1,304,409        (28,303,924)        9,054,225
                                                    ----------------  ---------------   ----------------   ---------------
Dividends and Distributions
   to Shareholders:
From net investment income                                 (840,174)      (1,131,991)                 0                 0
From net realized gains                                           0                0        (17,888,906)                0
                                                    ----------------  ---------------   ----------------   ---------------
Total distributions                                        (840,174)      (1,131,991)       (17,888,906)                0
                                                    ----------------  ---------------   ----------------   ---------------
Capital Share Transactions:
Proceeds from shares sold                                 3,669,393       31,244,919         13,368,961        87,385,790
Reinvestment of dividends                                         0           48,153              7,320                 0
Share redeemed                                             (942,666)      (2,119,549)       (10,391,115)      (21,338,320)
                                                    ----------------  ---------------   ----------------   ---------------
Net increase (decrease) from
   capital transactions                                   2,726,727       29,173,523          2,985,166        66,047,470
                                                    ----------------  ---------------   ----------------   ---------------

Total increase (decrease) in net assets                   4,608,477       29,345,941        (43,207,664)       75,101,695

Net Assets:
Beginning of period                                      29,345,941                0         75,101,695                 0
                                                    ----------------  ---------------   ----------------   ---------------
End of period                                          $ 33,954,418     $ 29,345,941       $ 31,894,031        75,101,695
                                                    ================  ===============   ================   ===============
Accumulated undistributed net
  investment income (loss) included
  in net assets at end of period                           $ (6,745)             $ 0           $ 84,636                $0
                                                    ----------------  ---------------   ----------------   ---------------
Capital Share Transactions:
Shares sold                                                 348,093        3,125,249          2,063,034         8,618,264
Shares issued on reinvestment
  of dividends                                                    0            4,860              1,142                 0
Share redeemed                                              (91,132)        (214,406)        (1,375,814)       (1,916,312)
                                                    ----------------  ---------------   ----------------   ---------------
Net increase (decrease) from
   capital transactions                                     256,961        2,915,703            688,362         6,701,952
                                                    ================  ===============   ================   ===============

(a) For the period 12/20/99 (inception) to 8/31/00.
MONTEAGLE FUNDS
STATEMENT OF CHANGES IN NET ASSETS - continued
(Unaudited)
                                                                MONTEAGLE                           MONTEAGLE
                                                                  VALUE                             LARGE-CAP
                                                                  FUND                                FUND
                                                    ---------------------------------   ----------------------------------
                                                      Six Months          Period          Six Months           Period
                                                         Ended            Ended              Ended              Ended
                                                        2/28/01        8/31/00 (a)          2/28/01          8/31/00 (b)
                                                    ---------------------------------   ----------------------------------
Operations:
Net investment income/(loss)                              $ 138,437         $ 98,396          $ (24,975)            3,613
Net realized gain/(loss) on investments                           0          381,962           (734,024)         (470,032)
Net change in unrealized appreciation
  (depreciation) on investments                           1,303,142        2,411,473         (2,521,910)          888,536
                                                    ----------------  ---------------   ----------------   ---------------
Increase/(Decrease) in net assets                         1,441,579        2,891,831         (3,280,909)          422,117
                                                    ----------------  ---------------   ----------------   ---------------

Dividends and Distributions
   to Shareholders:
From net investment income                                 (208,074)               0             (3,702)                0
From net realized gains                                    (381,962)               0                  0                 0
                                                    ----------------  ---------------   ----------------   ---------------
Total distributions                                        (590,036)               0             (3,702)                0
                                                    ----------------  ---------------   ----------------   ---------------

Capital Share Transactions:
Proceeds from shares sold                                 2,365,835       18,835,833          3,258,084        12,609,433
Reinvestment of dividends                                         0                0                  0                 0
Share redeemed                                             (230,574)      (1,993,457)          (136,657)         (211,759)
                                                    ----------------  ---------------   ----------------   ---------------
Net increase (decrease) from
   capital transacitons                                   2,135,261       16,842,376          3,121,427        12,397,674
                                                    ----------------  ---------------   ----------------   ---------------

Total increase (decrease) in net assets                   2,986,804       19,734,207           (163,184)       12,819,791
                                                    ----------------  ---------------   ----------------   ---------------

Net Assets:
Beginning of period                                      19,734,207                0         12,819,791                 0
                                                    ----------------  ---------------   ----------------   ---------------
End of period                                          $ 22,721,011     $ 19,734,207       $ 12,656,607      $ 12,819,791
                                                    ================  ===============   ================   ===============
Accumulated undistributed net
  investment income (loss) included
  in net assets at end of period                           $ 28,759         $ 98,396          $ (25,064)          $ 3,613
                                                    ----------------  ---------------   ----------------   ---------------

Capital Shares Transactions:
Shares sold                                                 189,629        1,883,761            397,775         1,315,309
Shares issued on reinvestment
   of dividends                                                   0                0                  0                 0
Shares redeemed                                             (18,480)        (190,565)           (16,490)          (22,374)
                                                    ----------------  ---------------   ----------------   ---------------
Net increase (decrease) from
   capital transactions                                     171,149        1,693,196            381,285         1,292,935
                                                    ================  ===============   ================   ===============
(a) For the period 12/20/99 (inception) to 8/31/00.
(b) For the period 1/18/00 (inception) to 8/31/00.

See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
FINANCIAL HIGHLIGHTS
(Unaudited)
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented

                                                               MONTEAGLE                         MONTEAGLE
                                                             FIXED INCOME                    OPPORTUNITY GROWTH
                                                               FUND                                FUND
                                                       ------------------------------    -------------------------------
                                                        Six Months         Period         Six Months         Period
                                                          Ended            Ended             Ended            Ended
                                                         2/28/01        8/31/00 (a)         2/28/01        8/31/00 (a)
                                                       ------------------------------    -------------------------------
Net Asset Value, beginning of period                        $ 10.06          $ 10.00           $ 11.21          $ 10.00
                                                       -------------    -------------    --------------   --------------
Income from Investment Operations:
Net investment income (loss)                                   0.28             0.28              0.01            (0.04)
Net realized and unrealized gain
  (loss) on investments                                        0.64             0.16             (4.12)            1.25
                                                       -------------    -------------    --------------   --------------
Total from investment operations                               0.92             0.44             (4.11)            1.21
                                                       -------------    -------------    --------------   --------------
Less Distributions:
From net investment income                                    (0.28)           (0.38)             0.00             0.00
From realized capital gains                                    0.00             0.00             (2.78)            0.00
                                                       -------------    -------------    --------------   --------------
Total distributions                                           (0.28)           (0.38)            (2.78)            0.00
                                                       -------------    -------------    --------------   --------------
Net Asset Value, end of period                              $ 10.70          $ 10.06            $ 4.32          $ 11.21
                                                       =============    =============    ==============   ==============
Total Return (c)                                              9.18%            4.54%            (44.77)%         12.10%

Ratios/Supplemental Data:
Net assets, end of period (000)                            $ 33,954         $ 29,346          $ 31,894         $ 75,102
Ratio of expenses to average net assets                       1.14% (d)        1.15% (d)         1.32% (d)        1.27% (d)
Ratio of net investment income
  to average net assets                                       5.51% (d)        3.97% (d)         0.31% (d)       (0.53)%(d)
Portfolio turnover                                           91.62% (d)       58.87% (d)       661.03% (d)      605.41% (d)

(a) For the period 12/20/99 (inception) to 8/31/00.
(b) For the period 1/18/00 (inception) to 8/31/00.
(c) For periods of less than one full year, total return and portfolio  turnover are not annualized.
(d) Annualized

MONTEAGLE FUNDS
FINANCIAL HIGHLIGHTS - continued
(Unaudited)
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented


                                                                MONTEAGLE                         MONTEAGLE
                                                                 VALUE                            LARGE-CAP
                                                                 FUND                              FUND
                                                       ------------------------------    -------------------------------
                                                        Six Months         Period         Six Months         Period
                                                          Ended            Ended             Ended            Ended
                                                         2/28/01        8/31/00 (a)         2/28/01        8/31/00 (b)
                                                       ------------------------------    -------------------------------
Net Asset Value, beginning of period                        $ 11.66          $ 10.00            $ 9.92          $ 10.00
                                                       -------------    -------------    --------------   --------------
Income from Investment Operations:
Net investment income (loss)                                   0.08             0.06             (0.02)            0.01
Net realized and unrealized gain
  (loss) on investments                                        1.02             1.60             (2.34)           (0.09)
                                                       -------------    -------------    --------------   --------------
Total from investment operations                               1.10             1.66             (2.36)           (0.08)
                                                       -------------    -------------    --------------   --------------
Less Distributions:
From net investment income                                    (0.12)            0.00              0.00             0.00
From realized capital gains                                   (0.22)            0.00              0.00             0.00
                                                       -------------    -------------    --------------   --------------
Total distributions                                           (0.34)            0.00              0.00             0.00
                                                       -------------    -------------    --------------   --------------

Net Asset Value, end of period                              $ 12.42          $ 11.66            $ 7.56           $ 9.92
                                                       =============    =============    ==============   ==============

Total Return (c)                                              9.45%           16.60%            (23.77)%          (0.80)%

Ratios/Supplemental Data:
Net assets, end of period (000)                            $ 23,154         $ 19,734          $ 12,657         $ 12,820
Ratio of expenses to average net assets                       1.35% (d)        1.36% (d)         1.25% (d)        1.27% (d)
Ratio of net investment income
  to average net assets                                       1.33% (d)        0.77% (d)        (0.42)%(d)        0.10% (d)
Portfolio turnover                                          204.90% (d)      375.67% (d)        74.31% (d)       68.00% (d)


(a) For the period 12/20/99 (inception) to 8/31/00.
(b) For the period 1/18/00 (inception) to 8/31/00.
(c) For periods of less than one full year, total returns are not annualized.
(d) Annualized

See accompanying notes which are an integral part of the financial statements.

                                 Monteagle Funds
                          Notes to Financial Statements
                                February 28, 2001
                                   (Unaudited)

NOTE 1.  ORGANIZATION

The Monteagle Fixed Income Fund, Monteagle Opportunity Growth Fund, Monteagle Value Fund, and Monteagle Large Cap Fund (each a "Fund" or collectively, the "Funds") were organized as series of AmeriPrime Advisers Trust (the "Trust") on August 3, 1999. The Monteagle Fixed Income Fund, Monteagle Opportunity Growth Fund, and Monteagle Value Fund, commenced operations on December 20, 1999, and the Monteagle Large Cap Fund commenced operations on January 18, 2000. The investment objective of the Monteagle Fixed Income Fund is total return and the investment objective of the other Funds is to provide long-term growth of capital. The Monteagle Opportunity Growth Fund is a non-diversified series of the Trust. The Monteagle Fixed Income Fund, the Monteagle Large Cap Fund, and the Monteagle Value Fund are diversified series of the Trust. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently offered by the Trust.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuations- Securities, that are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the applicable adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the applicable adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the applicable adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the applicable adviser, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Other- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax

                                 Monteagle Funds
                          Notes to Financial Statements
                          February 28, 2001 - continue
                                   (Unaudited)


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Nashville Capital Corporation, 209 10th Avenue South, Suite 332, Nashville TN 37203, serves as investment manager to the Funds. In this capacity, Nashville Capital Corporation advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Funds, although the investment manager has delegated responsibility for the selection and ongoing monitoring of the securities in each Fund's investment portfolio to the Fund's respective applicable adviser set forth below. Nashville Capital Corporation was formed in 1986 and, as of September 30, 1999, managed assets of approximately $98 million for financial institutions. Each Fund is authorized to pay the investment manager a fee based on average daily net assets at the following rates:

      Assets                Opportunity Growth           Value           Fixed Income        Large Cap
      ------                ------------------           -----           ------------        ---------
Up to and
  including $25 million           1.35%                  1.35%               1.15%             1.25%
From $25 up to and
  including $50 million           1.30%                  1.25%               1.10%             1.13%
From $50 up to and
  including $100 million          1.18%                  1.10%               0.97%             1.00%
Over $100 million                 1.10%                  1.00%               0.90%             0.95%

Under the terms of each Fund's management agreement (the "Agreement"), the investment manager manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees, 12b-1 expenses and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Funds' expenses, except those specified above, are paid by the investment manager. For the six months period ended February 28, 2001, the investment manager received fees of $172,795, $353,737, and $140,703 from the Fixed Income, Opportunity Growth, and Value Funds, respectively. For the six months period ended February 28, 2001, the investment manager received a fee of $74,986 from the Large Cap Fund.

Large Cap Fund and Fixed Income Fund. The investment manager has retained Howe and Rusling, Inc. to serve as the adviser to the Large Cap Fund and the Fixed Income Fund. The firm was established in 1930. The Howe and Rusling Investment Committee are primarily responsible for the day-to-day management of the Funds.

Opportunity Growth Fund The investment manager has retained T.H. Fitzgerald, Jr. (d/b/a T.H. Fitzgerald & Co.) to serve as the adviser to the Opportunity Growth Fund. The firm has been owner-managed since it's founding in 1959. Mr. Fitzgerald is primarily responsible for the day-to-day management of the Fund.

Valnue Fud. The investment manager has retained Robinson Investment Group, Inc. to serve as the adviser to the Value Fund. Russell L. Robinson founded the firm in 1996. Mr. Russell is primarily responsible for the day-to-day management of the Value Fund.

Effective October 12, 2000, AmeriPrime Financial Services, Inc. and Unified Fund Services, Inc., both wholly owned subsidiaries of Unified Financial Services, Inc., merged with one another. Prior to the merger AmeriPrime Financial Services, Inc. served as Administrator to the Funds. The result of this merger is now Unified Fund Services, Inc. ("Unified"), still a wholly owned subsidiary of Unified Financial Services, Inc. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

                                Monteagle Funds
                          Notes to Financial Statements
                          February 28, 2001 - continued
                                   (Unaudited)

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Funds retain Unified to manage the Funds' business affairs and provide the Funds' with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Investment Manager paid all administrative, transfer agency, and fund accounting fees on behalf of the Funds per the management agreement.

Prior to December 31, 2000, the Funds retained AmeriPrime Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of each Fund's shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. (also a wholly owned subsidiary of Unified Financial Services, Inc.). Effective as of the same date, the Funds retained Unified Financial Securities, Inc. to act as the principal distributor of each Fund's shares. A Trustee and officer of the Trust may be deemed to be an affiliate of AmeriPrime Financial Securities, Inc. and Unified Financial Securities, Inc. There were no payments made to AmeriPrime Financial Securities, Inc. nor Unified Financial Securities, Inc. for the six-month period ended February 28, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of the Distributor.

NOTE 4.  INVESTMENTS

Fixed Income Fund. For the six months period ended February 28, 2001 purchases and sales of investment securities, other than short-term investments, aggregated $15,543,041 and $13,601,715, respectively. The gross unrealized appreciation for all securities totaled $1,440,936 and the gross unrealized depreciation for all securities totaled $14,859 for a net unrealized appreciation of $1,426,077. The aggregate cost of securities for federal income tax purposes at February 28, 2001 was $33,022,212.

Opportunity Growth Fund. For the six months period ended February 28, 2001 purchases and sales of investment securities, other than short-term investments, aggregated $135,953,146 and $161,287,213, respectively. The gross unrealized appreciation for all securities totaled $563,129 and the gross unrealized depreciation for all securities totaled $1,702,163 for a net unrealized depreciation of $1,139,033. The aggregate cost of securities for federal income tax purposes at February 28, 2001 was $35,115,144.

Value Fund. For the six months period ended February 28, 2001 purchases and sales of investment securities, other than short-term investments, aggregated $22,511,187 and $19,645,710, respectively. The gross unrealized appreciation for all securities totaled $2,213,736 and the gross unrealized depreciation for all securities totaled $642,535 for a net unrealized appreciation of $1,571,201. The aggregate cost of securities for federal income tax purposes at February 28, 2001 was $24,959,434.

Large Cap Fund. For the six months period ended February 28, 2001 purchases and sales of investment securities, other than short-term investments, aggregated $8,119,646 and $4,321,871, respectively. The gross unrealized appreciation for all securities totaled $567,694 and the gross unrealized depreciation for all securities totaled $2,201,068 for a net unrealized depreciation of $1,633,374. The aggregate cost of securities for federal income tax purposes at February 28, 2001 was $14,241,588.

                                 Monteagle Funds
                          Notes to Financial Statements
                          February 28, 2001 - continued
                                   (Unaudited)

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

Nashville Capital Corporation and the advisers are not registered broker-dealers of securities and thus do not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2001, Farmers and Merchants Corporation, for the benefit of its customers, beneficially owned 100% of each Fund.

StoneRidge Funds

Dear Fellow Shareholders,                                        March 15, 2001

The first half of the current fiscal year of the StoneRidge Funds has witnessed extremely challenging and volatile markets. In that trying environment, the StoneRidge Funds have performed in step with their benchmarks. For the six months ending February 28, 2001 the StoneRidge Small Cap Equity Fund was lower by 30.37% versus the 29.26% drop for the Russell 2000 Growth Index. The StoneRidge Equity Fund declined 17.47% during this six-month period compared with the Standard & Poor's 500 Index, which fell 17.83%. Finally, the StoneRidge Bond Fund advanced 6.85% during this period as opposed to the 7.36% return of the Lehman Intermediate Government/Corporate index.

Market & Economic Outlook

Since the end of the Funds' last fiscal year, which ended August 31, 2000, the financial markets have been quite unsettled. Equity markets have declined significantly due to the impact of a rapidly slowing economy. Bonds, on the other hand, have benefited handsomely from this same economic decline. There remains a litany of economic problems to overcome before equity market performance can improve on a sustainable basis. This list includes declining corporate earnings, modestly higher inflation, slumping job growth and consumer confidence, the negative wealth effect brought on by weak stock markets and stubbornly high energy prices. However, the Federal Reserve is now on board in the fight to spur economic growth. The January 3, 2001 surprise decision by the Fed to lower interest rates signaled their concern with the pace of the slowing economy and their resolve to correct that problem.

The greatest issue currently overhanging the markets is plainly the depth and duration of the present slowdown. The economy is still working through the effects of the Fed's interest rate hikes from 2000. Investors soon should begin to take into account the increased economic activity brought about as a consequence of the Fed's interest rate cuts, which may urge equity markets higher.

We believe patient investors should continue to seek investments in those companies exhibiting positive earnings momentum and attractive valuations. The quantitative methods utilized by StoneRidge to assist us in identifying attractive investments focus specifically on these attributes. The qualitative analysis performed by our team of sector specialists confirms that we are investing in securities, which exhibit these qualities, on behalf of our fellow investors.

We are grateful for the trust you have placed in the StoneRidge Funds. We pledge to do everything we can to continue to earn that trust.

Sincerely,


Joseph E. Stocke
Managing Director and Chief Investment Officer
StoneRidge Investment Partners






Shares of the StoneRidge Funds are distributed by Unified Financial Securities, Inc.

StoneRidge Equity Fund

The StoneRidge Equity Fund performed in line with its benchmark, the Standard & Poor's 500 index, during the first six months of the Fund's fiscal year. The markets have suffered badly during this period, led lower by persistent weakness in the Technology sector. During this period we maintained an underweighted position in the Technology sector, which benefited our relative results. Also hurt in this market environment was the Telecommunications group. Our overweighting in these stocks hampered our efforts, however. Our focus on Consumer Cyclical stocks significantly aided results during this period.

                                                Percent of Net Assets
    Ten Largest Equity Holdings                   February 28, 2001
    ---------------------------                   -----------------
    AOL-Time Warner, Inc.                               5.10%
    Watson Pharmaceuticals, Inc.                        4.24%
    General Electric Co.                                3.70%
    Citigroup, Inc.                                     2.77%
    Quest Diagnostics, Inc.                             2.60%
    Tyco International Ltd.                             2.43%
    Quaker Oats Co.                                     2.41%
    WorldCom, Inc.                                      2.19%
    Exxon Mobil Corp.                                   2.16%
    Bank of America Corp.                               2.16%
                                                       -------
    Total                                              29.76%

                                                 Percent of Net Assets
    Sector Weightings                              February 28, 2001
    -----------------                              -----------------
    Basic Materials                                      4.20%
    Capital Goods                                        8.88%
    Consumer Cyclicals                                  14.83%
    Consumer Staples                                     6.10%
    Energy                                               7.55%
    Finance                                             18.82%
    Health Care                                         10.93%
    Technology                                          15.12%
    Telecommunications                                   4.27%
    Utilities                                            2.86%
    Cash                                                 6.44%
                                                       -------

    Total                                              100.00%

We will continue to work towards achieving high performance in the StoneRidge Equity Fund over the long term. Our focus is on investments in mid to large cap stocks possessing a combination of good growth prospects and reasonable valuation. We expect this approach to continue to unlock value in this difficult marketplace.

                Returns for the Periods Ending February 28, 2001


                                                                  Average Annual
                                                                    Total Return
                               Six-Month                        Since Inception
Fund/Index                   Actual Return                     (October 1, 1999)
-----------                  -------------                     -----------------

StoneRidge Equity Fund         (17.47)%                               9.02%
S&P 500 Index                  (17.83)%                              (1.23)%


                   Comparison of a $10,000 Investment in the
                  StoneRidge Equity Fund and S & P 500 Index

                  StoneRidge Equity Fund         S&P 500 Index

      2/28/01             11,301                      9,827
      1/31/01             12,809                     10,812
     12/31/00             11,844                     10,442
     11/30/00             11,201                     10,391
     10/31/00             12,772                     11,279
      9/30/00             12,832                     11,327
      8/31/00             13,693                     11,959
      7/31/00             12,202                     11,260
      6/30/00             12,192                     11,438
      5/31/00             11,461                     11,163
      4/30/00             11,972                     11,397
      3/31/00             12,242                     11,750
      2/29/00             10,941                     10,704
      1/31/00             11,111                     10,910
     12/31/99             11,611                     11,487
     11/30/99             11,160                     10,849
     10/31/99             10,780                     10,633
      10/1/99             10,000                     10,000


This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on October 1, 1999 (commencement of operations) and held through February 28, 2001. The S&P 500 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the StoneRidge Equity Fund portfolio. Individuals cannot invest directly in an index. Performance figures reflect the change in value of the stocks in the index, reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Investment returns and principle value will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. For more information on the StoneRidge Equity Fund, please call 1-800-441-6978 to request a prospectus. Investing in a fund involves certain risks that are fully discussed in the Fund's prospectus. Please read the prospectus carefully before you invest or send money.


StoneRidge Small Cap Equity Fund

The StoneRidge Small Cap Equity Fund performed in line with its benchmark, the Russell 2000 Growth index, throughout the first six months of the Fund's fiscal year. Growth oriented stocks, in general, suffered quite badly in this period. The Nasdaq Composite, for example, the most widely followed growth oriented index declined nearly 50% during these six months. The Fund was negatively impacted by our Technology and Telecommunications holdings while overweighted positions in Energy and Consumer Cyclicals supported results.

                                                  Percent of Net Assets
        Ten Largest Equity Holdings                 February 28, 2001
        ---------------------------                 -----------------
        TriPath Imaging, Inc.                               4.42%
        Pixelworks, Inc.                                    3.98%
        Diversa Corp.                                       3.82%
        REX Stores, Inc.                                    3.66%
        GBC Bancorp                                         2.26%
        Applied Molecular Evolution, Inc.                   2.17%
        About.com, Inc.                                     2.16%
        Sun International Hotels Ltd.                       2.01%
        Intuitive Surgical, Inc.                            1.98%
        Actuate Corp.                                       1.84%
                                                           -------
         Total                                             28.30%

                                                    Percent of Net Assets
        Sector Weightings                             February 28, 2001
        -----------------                             -----------------
        Basic Materials                                     0.45%
        Capital Goods                                       2.69%
        Consumer Cyclicals                                 14.06%
        Consumer Staples                                    2.88%
        Energy                                              8.97%
        Finance                                             9.03%
        Health Care                                        25.04%
        Technology                                         23.28%
        Telecommunications                                  7.71%
        Utilities                                           1.50%
        Cash                                                4.39%
                                                           -------
        Total                                             100.00%


We will continue to work towards achieving high performance in the StoneRidge Small Cap Equity Fund over the long term. We are optimistic that the Fund's focus on selecting those small cap stocks with a combination of robust growth prospects and reasonable valuation will lead to continued strong performance.


                Returns for the Periods Ending February 28, 2001

                                                                 Average Annual
                                                                  Total Return
                                   Six-Month                    Since Inception
Fund/Index                       Actual Return                 (October 1, 1999)
-----------                      -------------                 -----------------

StoneRidge Small Cap Equity Fund    (30.37)%                         13.58%
Russell 2000 Growth Index           (29.26)%                         (2.47)%


                   Comparison of a $10,000 Investment in the StoneRidge Small Cap Equity Fund and Russell 2000 Growth Index

                         StoneRidge Small Cap     Russell 2000
                            Equity Fund           Growth Index

      2/28/01                   11,973                9,652
      1/31/01                   14,561               11,185
     12/31/00                   12,589               10,347
     11/30/00                   11,533                9,751
     10/31/00                   14,738               11,914
      9/30/00                   16,456               12,967
      8/31/00                   17,194               13,644
      7/31/00                   14,778               12,346
      6/30/00                   15,253               13,503
      5/31/00                   12,019               11,958
      4/30/00                   13,788               13,106
      3/31/00                   16,112               14,578
      2/29/00                   15,314               16,290
      1/31/00                   14,071               13,215
     12/31/99                   13,676               13,339
     11/30/99                   12,570               11,341
     10/31/99                   11,140               10,256
      10/1/99                   10,000               10,000


This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Russell 2000 Growth Index on October 1, 1999 (commencement of operations) and held through February 28, 2001. The Russell 2000 Growth Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the StoneRidge Small Cap Equity Fund portfolio. Individuals cannot invest directly in an index. Performance figures reflect the change in value of the stocks in the index, reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Investment returns and principle value will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. For more information on the StoneRidge Small Cap Equity Fund, please call 1-800-441-6978 to request a prospectus. Investing in a fund involves certain risks that are fully discussed in the Fund's prospectus. Please read the prospectus carefully before you invest or send money.


StoneRidge Bond Fund

The StoneRidge Bond Fund marginally trailed its benchmark, the Lehman Intermediate Government Credit index, during the first half of this fiscal year. The Bond Fund's investments have been focused on those fixed income sectors emphasizing higher yields, notably corporate bonds and asset and mortgage backed securities. Economic weakness has kept these sectors from performing as well as we had anticipated and thus led to modest underperformance.

                                              Percent of Net Assets
            Sector Weightings                   February 28, 2001
            -----------------                   -----------------
            U.S. Treasury                              12.12%
            U.S. Agency                                 8.25%
            Mortgage Backed                            11.46%
            Asset Backed                                5.20%
            Industrial                                 26.69%
            Utilities                                  11.62%
            Finance                                    19.42%
            Cash                                        5.24%
                                                      -------
            Total                                     100.00%


We remain optimistic about our strategy and continue to stress yield-enhancing securities in this Fund. We believe that as the economy gains strength, this focus will generate positive results.


                Returns for the Periods Ending February 28, 2001


                                                                 Average Annual
                                                                  Total Return
                                          Six-Month             Since Inception
Fund/Index                              Actual Return         (October 13, 1999)
                                       ---------------        ------------------
StoneRidge Bond Fund                        6.85%                     8.85%
Lehman Intermediate
  Government/Corporate Bond Index           7.36%                     9.59%


                       Comparison of a $10,000 Investment
                         in the StoneRidge Bond Fund and
              Lehman Intermediate Government Corporate Bond Index

                                                  Lehman Intermediate
                         StoneRidge Bond Fund   Govt/Corporate Bond Index

      2/28/01                   11,242                 11,349
      1/31/01                   11,168                 11,242
     12/31/00                   10,995                 11,061
     11/30/00                   10,801                 10,861
     10/31/00                   10,664                 10,715
      9/30/00                   10,619                 10,667
      8/31/00                   10,521                 10,570
      7/31/00                   10,404                 10,447
      6/30/00                   10,341                 10,368
      5/31/00                   10,178                 10,188
      4/30/00                   10,178                 10,172
      3/31/00                   10,201                 10,196
      2/29/00                   10,086                 10,090
      1/31/00                   10,016                 10,008
     12/31/99                   10,059                 10,045
     11/30/99                   10,105                 10,078
     10/31/99                   10,090                 10,065
     10/13/99                   10,000                 10,000


This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Lehman Intermediate Government/Corporate Bond Index on October 13, 1999 (commencement of operations) and held through February 28, 2001. The Lehman Intermediate Government/Corporate Bond Index is a widely recognized unmanaged bond index and is representative of a broader market and range of securities than is found in the StoneRidge Bond Fund portfolio. Individuals cannot invest directly in an index. Performance figures include the reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Investment returns and principle value will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. For more information on the StoneRidge Bond Fund, please call 1-800-441-6978 to request a prospectus. Investing in a fund involves certain risks that are fully discussed in the Fund's prospectus. Please read the prospectus carefully before you invest or send money.

StoneRidge Equity Fund
Schedule of Investments - February 28, 2001
(Unaudited)

Common Stocks - 93.5%                                          Shares                     Value

Air Transportation, Scheduled - 0.3%
Delta Air Lines, Inc.                                           300        $             12,636
                                                                                  -----------------
Aircraft - 1.1%
Northrop Grumman Corp.                                          600                      56,370
                                                                                  -----------------
Aircraft Engines & Engine Parts - 0.6%
United Technologies Corp.                                       375                      29,216
                                                                                  -----------------
Beverages - 0.3%
PepsiCo, Inc.                                                   325                      14,976
                                                                                  -----------------
Biological Products (No Diagnostic Substances) - 0.2%
Protein Design Labs, Inc. (a)                                   150                       9,394
                                                                                  -----------------
Cable & Other Pay Television Services - 3.9%
Charter Communications, Inc. (a)                              4,450                      95,119
Viacom, Inc. - Class A                                          250                      12,622
Viacom, Inc. - Class B (a)                                    1,791                      89,003
                                                                                  -----------------
                                                                                        196,744
                                                                                  -----------------
Chemicals & Allied Products - 2.1%
Dow Chemical Co.                                               825                       27,068
Pharmacia Corp.                                              1,525                       78,843
                                                                                  -----------------
                                                                                        105,911
                                                                                  -----------------
Cogeneration Services & Small Power Producers - 1.4%
AES Corp. (a)                                                1,325                       71,510
                                                                                  -----------------
Communications Equipment - 0.7%
McDATA Corp. - Class A (a)                                   2,044                       36,536
                                                                                  -----------------
Computer Communications Equipment - 1.5%
Cisco Systems, Inc. (a)                                      3,150                       74,616
                                                                                  -----------------
Computer Storage Devices - 0.4%
EMC Corp. (a)                                                  540                       21,470
                                                                                  -----------------
Computer Terminals - 1.4%
Palm, Inc. (a)                                               4,145                       72,019
                                                                                  -----------------
Crude Petroleum & Natural Gas - 3.1%
Apache Corp.                                                   750                       44,025
Dynegy, Inc.                                                   775                       36,425
Kerr-McGee Corp.                                               600                       38,784
USX-Marathon Group                                           1,350                       37,287
                                                                                  -----------------
                                                                                        156,521
                                                                                  -----------------
StoneRidge Equity Fund
Schedule of Investments - February 28, 2001 (Unaudited) - continued

Common Stocks - 93.5% - continued                           Shares                     Value

Drilling Oil & Gas Wells - 0.6%
Transocean Sedco Forex, Inc.                                  675               $       32,488
                                                                                 -----------------
Electric Services - 1.5%
Calpine Corp. (a)                                             700                       31,143
Dominion Resources, Inc.                                      500                       32,780
Mirant Corp. (a)                                              375                        9,375
                                                                                 -----------------
                                                                                        73,298
                                                                                 -----------------
Electrical Work - 0.4%
Quanta Services, Inc. (a)                                     800                       22,088
                                                                                 -----------------
Electronic & Other Electrical Equipment
   (No Computer Equipment) - 3.7%
General Electric Co.                                        4,025                      187,162
                                                                                 -----------------
Electronic Computers - 1.3%
Apple Computer, Inc. (a)                                    3,525                       64,331
                                                                                 -----------------
Fire, Marine & Casualty Insurance - 2.4%
Allstate Corp.                                              1,250                       49,825
American International Group, Inc.                            850                       69,530
                                                                                 -----------------
                                                                                       119,355
                                                                                 -----------------
Food & Kindred Products - 0.6%
Philip Morris Companies, Inc.                                 650                       31,317
                                                                                 -----------------
General Industrial Machinery & Equipment - 2.4%
Tyco International Ltd.                                     2,250                      122,963
                                                                                 -----------------
Grain Mill Products - 2.4%
Quaker Oats Co.                                             1,250                      121,900
                                                                                 -----------------
Industrial Inorganic Chemicals - 0.5%
Praxair, Inc.                                                 585                       26,091
                                                                                 -----------------
Insurance Agents Brokers & Services - 1.2%
Gallagher (Arthur J.) & Co.                                 1,380                       35,231
Hartford Financial Services Group, Inc.                       400                       25,540
                                                                                 -----------------
                                                                                        60,771
                                                                                 -----------------
Life Insurance - 1.6%
Nationwide Financial Services, Inc.                        1,925                        79,695
                                                                                 -----------------
Motor Vehicle Parts & Accessories - 0.4%
Honeywell International, Inc.                                400                        18,692
                                                                                 -----------------
StoneRidge Equity Fund
Schedule of Investments - February 28, 2001 (Unaudited) - continued

Common Stocks - 93.5% - continued                           Shares                     Value

National Commercial Banks - 10.0%
Bank of America Corp.                                       2,150               $      109,005
Citigroup, Inc.                                             2,852                      140,261
Comerica, Inc.                                                575                       36,599
First Union Corp.                                           1,650                       53,410
FleetBoston Financial Corp.                                 1,425                       58,781
J. P. Morgan Chase & Co.                                      675                       31,496
TCF Financial Corp.                                         1,420                       52,398
U.S. Bancorp                                                1,125                       26,100
                                                                                 -----------------
                                                                                       508,050
                                                                                 -----------------
Paperboard Mills - 0.5%
Smurfit-Stone Container Corp. (a)                           1,650                       23,822
                                                                                 -----------------
Personal Credit Institutions - 0.6%
Household International, Inc.                                 550                       31,856
                                                                                 -----------------
Petroleum Refining - 3.8%
Exxon Mobil Corp.                                           1,350                      109,417
Chevron Corp.                                                 650                       55,679
Sunoco, Inc.                                                  825                       27,423
                                                                                 -----------------
                                                                                       192,519
                                                                                 -----------------
Pharmaceutical Preparations - 7.1%
QLT, Inc. (a)                                                 190                        5,546
Schering-Plough Corp.                                         775                       31,853
Vertex Pharmaceuticals, Inc. (a)                            2,170                      107,958
Watson Pharmaceuticals, Inc. (a)                            3,860                      214,230
                                                                                 -----------------
                                                                                       359,587
                                                                                 -----------------
Primary Production Of Aluminum - 1.1%
Alcan, Inc.                                                 1,525                       56,257
                                                                                 -----------------
Public Building And Related Furniture - 0.4%
Lear Corp. (a)                                                585                       18,755
                                                                                 -----------------
Real Estate - 0.5%
Boston Properties, Inc.                                       600                       24,204
                                                                                 -----------------
Retail-Department Stores - 0.6%
Federated Department Stores, Inc. (a)                         310                       14,988
Saks, Inc. (a)                                              1,200                       14,400
                                                                                 -----------------
                                                                                        29,388
                                                                                 -----------------
Retail-Grocery Stores - 2.8%
Kroger Co. (a)                                              2,245                       54,419
Safeway, Inc. (a)                                           1,575                       85,538
                                                                                 -----------------
                                                                                       139,957
                                                                                 -----------------
StoneRidge Equity Fund
Schedule of Investments - February 28, 2001 (Unaudited) - continued

Common Stocks - 93.5% - continued                           Shares                     Value

Security Brokers, Dealers & Flotation Companies - 0.8%
Knight Trading Group, Inc. (a)                              1,375               $       22,344
Lehman Brothers Holdings, Inc.                                255                       17,506
                                                                                 -----------------
                                                                                        39,850
                                                                                 -----------------
Semiconductors & Related Devices - 5.2%
Altera Corp. (a)                                           1,400                        32,375
GlobeSpan, Inc. (a)                                        1,250                        25,000
Integrated Device Technology, Inc. (a)                     2,935                        84,932
LSI Logic Corp. (a)                                          925                        14,902
MIPS Technologies, Inc. (a)                                  725                        23,970
Texas Instruments, Inc.                                    2,080                        61,464
TriQuint Semiconductor, Inc. (a)                           1,130                        20,552
                                                                                 -----------------
                                                                                        263,195
                                                                                 -----------------
Services-Advertising Agencies - 1.7%
Interpublic Group of Companies, Inc.                       1,400                        52,640
Lamar Advertising Co. (a)                                    830                        34,238
                                                                                 -----------------
                                                                                        86,878
                                                                                 -----------------
Services-Business Services - 1.6%
InterNAP Network Services Corp. (a)                       1,550                          5,812
Vivendi Universal S.A. (a)(c)                             1,200                         75,840
                                                                                 -----------------
                                                                                        81,652
                                                                                 -----------------
Services-Computer Programming Services - 1.5%
VeriSign, Inc. (a)                                        1,550                         73,916
                                                                                 -----------------
Services-Computer Programming, Data Processing, Etc. - 5.3%
AOL-Time Warner, Inc. (a)                                 5,857                        257,884
At Home Corp. (a)                                         1,000                          5,812
Genuity, Inc. (a)                                         2,250                          6,117
                                                                                 -----------------
                                                                                       269,813
                                                                                 -----------------
Services-General Medical & Surgical Hospitals - 0.8%
Tenet Healthcare Corp. (a)                                  850                         39,211
                                                                                 -----------------
Services-Medical Laboratories - 2.6%
Quest Diagnostics, Inc. (a)                               1,245                        131,223
                                                                                 -----------------
Services-Miscellaneous Amusement & Recreation - 0.1%
Walt Disney Co. - Internet Group (a)                        600                          3,600
                                                                                 -----------------
Services-Personal Services - 0.1%
Cendant Corp. (a)                                           550                          7,194
                                                                                 -----------------
Services-Prepackaged Software - 1.0%
Brocade Communications Systems, Inc. (a)                  1,225                         47,545
Peregrine Systems, Inc. (a)                                 195                          4,802
                                                                                 -----------------
                                                                                        52,347
                                                                                 -----------------
Short-Term Business Credit Institutions - 1.0%
Providian Financial Corp.                                 1,025                         51,260
                                                                                 -----------------
StoneRidge Equity Fund
Schedule of Investments - February 28, 2001 (Unaudited) - continued

Common Stocks - 93.5% - continued                         Shares                     Value

State Commercial Banks - 0.7%
North Fork Bancorporation, Inc.                            1,460                $    36,500
                                                                                 -----------------
Surgical & Medical Instruments & Apparatus - 0.3%
Boston Scientific Corp. (a)                                  800                     13,192
                                                                                 -----------------
Telephone & Telegraph Apparatus - 2.1%
CIENA Corp. (a)                                              375                       25,195
Corvis Corp. (a)                                           7,150                       74,628
TyCom Ltd. (a)                                               320                        6,320
                                                                                 -----------------
                                                                                      106,143
                                                                                 -----------------
Telephone Communications (No Radio Telephone) - 4.3%
Metromedia Fiber Network, Inc. (a)                         1,750                       16,625
Verizon Communications                                       823                       40,739
WorldCom, Inc. (a)                                         6,675                      110,972
X O Communications, Inc. (a)                               3,200                       47,600
                                                                                 -----------------
                                                                                      215,936
                                                                                 -----------------
Television Broadcasting Stations - 1.1%
USA Networks, Inc. (a)                                     2,375                       55,961
                                                                                 -----------------
TOTAL COMMON STOCKS (Cost $5,492,086)                                               4,730,336
                                                                                 -----------------
                                                         Principal
                                                           Amount                    Value
Money Market Securities - 4.0%
Firstar Treasury Fund, 4.74% (b) (Cost $200,436)         200,436                    $ 200,436
                                                                                 -----------------
TOTAL INVESTMENTS - 97.5% (Cost $5,692,522)                                          4,930,772
                                                                                 -----------------
Other assets less liabilities - 2.5%                                                   125,172
                                                                                 -----------------
Total Net Assets - 100.0%                                                          $ 5,055,944
                                                                                 =================
(a) Non-Income Producing
(b) Variable rate security; the coupon rate shown represents the rate at February 28, 2001.
(c) American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

StoneRidge Equity Fund                                                              February 28, 2001
Statement of Assets & Liabilities
(Unaudited)

Assets
Investment in securities (cost $5,692,522)                                                $ 4,930,772
Cash                                                                                          176,859
Dividends receivable                                                                            5,583
Interest receivable                                                                               526
Receivable from adviser                                                                         5,079
                                                                                 ---------------------
   Total assets                                                                             5,118,819
                                                                                 ---------------------
Liabilities
Other payables and accrued expenses                                                             8,881
Payable for securities purchased                                                               53,994
                                                                                 ---------------------
   Total liabilities                                                                           62,875
                                                                                 ---------------------

Net Assets                                                                                $ 5,055,944
                                                                                 =====================
Net Assets consist of:
Paid in capital                                                                             5,579,031
Accumulated net investment loss                                                                (1,054)
Accumulated undistributed net realized gain on investments                                    239,717
Net unrealized depreciation on investments                                                   (761,750)
                                                                                 ---------------------

Net Assets for 607,861 shares                                                             $ 5,055,944
                                                                                 =====================
Net Asset Value

Net Assets
Offering price and redemption price per share ($5,055,944 / 607,861)                           $ 8.32
                                                                                 =====================

See accompanying notes which are an integral part of the financial statements.

StoneRidge Equity Fund
Statement of Operations for the six months ended February 28, 2001
(Unaudited)
Investment Income
Dividend income                                                        $ 21,670
Interest income                                                           5,907
                                                                   ---------------
Total Income                                                             27,577
                                                                   ---------------
Expenses
Investment advisory fee                                                  15,567
Administration fees                                                      15,000
Transfer agent fees                                                      10,780
Pricing & bookkeeping fees                                                6,600
Audit fees                                                                5,701
Registration fees                                                         3,866
Custodian fees                                                            2,751
Legal fees                                                                2,017
Trustees' fees                                                              671
Insurance                                                                   327
Shareholder reports                                                          84
Miscellaneous fees                                                           85
                                                                   ---------------
Total expenses before reimbursement                                      63,449
Expenses waived by the administrator                                     (5,000)
Expenses waived and reimbursed by the adviser                           (35,099)
                                                                   ---------------
Total operating expenses                                                 23,350
                                                                   ---------------

Net Investment Income                                                     4,227
                                                                   ---------------
Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                              530,580
Change in net unrealized appreciation (depreciation)
on investment securities                                             (1,548,203)
                                                                   ---------------
Net realized and unrealized gain (loss) on investment securities     (1,017,623)
                                                                   ---------------
Net decrease in net assets resulting from operations                $(1,013,396)
                                                                   ===============

See accompanying notes which are an integral part of the financial statements.

StoneRidge Equity Fund
Statement of Changes in Net Assets
                                                                            Six months                Period
                                                                               ended                   ended
                                                                        February 28, 2001           August 31,
                                                                           (Unaudited)               2000 (a)
                                                                       ---------------------     -----------------
Increase (Decrease) in Net Assets
Operations
   Net investment income                                                            $ 4,227              $ 11,706
   Net realized gain on investment securities                                       530,580               858,982
   Change in net unrealized appreciation (depreciation)                          (1,548,203)              786,453
                                                                       --------------------     ------------------
   Net increase (decrease) in net assets resulting from operations               (1,013,396)            1,657,141
                                                                       ---------------------     -----------------
Distributions to Shareholders
   From net investment income                                                       (11,717)               (5,270)
   From net realized gain                                                        (1,149,845)                    0
                                                                       ---------------------     -----------------
   Total distributions                                                           (1,161,562)               (5,270)
                                                                       ---------------------     -----------------
Capital Share Transactions
   Proceeds from shares sold                                                      1,600,036            10,585,135
   Reinvestment of distributions                                                  1,161,562                 5,270
   Amount paid for shares repurchased                                            (1,343,645)           (6,429,327)
                                                                       ---------------------     -----------------
   Net increase in net assets resulting
      from capital share transactions                                             1,417,953             4,161,078
                                                                       ---------------------     -----------------
Total Increase (Decrease) in Net Assets                                            (757,005)            5,812,949
                                                                       ---------------------     -----------------

Net Assets
   Beginning of period                                                            5,812,949                     0
                                                                       ---------------------     -----------------
   End of period [including accumulated undistributed net
      investment income (loss) of $(1,054) and $6,436, respectively]            $ 5,055,944           $ 5,812,949
                                                                       =====================     =================

Capital Share Transactions
   Shares sold                                                                      167,313               945,293
   Shares issued in reinvestment of distributions                                   133,207                   454
   Shares repurchased                                                              (117,558)             (520,847)
                                                                       ---------------------     -----------------

   Net increase from capital transactions                                           182,961               424,900
                                                                       =====================     =================

(a) For the period October 1, 1999 (commencement of operations) to August 31, 2000.

See accompanying notes which are an integral part of the financial statements.

StoneRidge Equity Fund
Financial Highlights
                                                                    Six months                 Period
                                                                       ended                   ended
                                                                 February 28, 2001          August 31,
                                                                    (Unaudited)              2000 (a)
                                                                 ------------------      ------------------
Selected Per Share Data
Net asset value, beginning of period                                       $ 13.68                 $ 10.00
                                                                 ------------------      ------------------
Income from investment operations
   Net investment income                                                      0.01                    0.03
   Net realized and unrealized gain (loss)                                   (2.26)                   3.66
                                                                 ------------------      ------------------
Total from investment operations                                             (2.25)                   3.69
                                                                 ------------------      ------------------
Less distributions
   From net investment income                                                (0.03)                  (0.01)
   From net realized gain                                                    (3.08)                   0.00
                                                                 ------------------      ------------------
Total distributions                                                          (3.11)                  (0.01)
                                                                 ------------------      ------------------

Net asset value, end of period                                              $ 8.32                 $ 13.68
                                                                 ==================      ==================

Total Return                                                                (17.47)%(b)              36.93% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                             $5,056                  $5,813
Ratio of expenses to average net assets                                      0.90% (c)               0.90% (c)
Ratio of expenses to average net assets
   before waivers and reimbursements                                         2.45% (c)               2.44% (c)
Ratio of net investment income to
   average net assets                                                        0.16% (c)               0.26% (c)
Ratio of net investment income to average
   net assets before waivers and reimbursements                             (1.38)%(c)              (1.28)%(c)
Portfolio turnover rate                                                     69.18%                 139.22% (c)

(a)  For the period October 1, 1999 (commencement of operations) to August 31, 2000.
(b)  For a period of less than a full year, the total return is not annualized.
(c)  Annualized

See accompanying notes which are an integral part of the financial statements.

StoneRidge Small Cap Equity Fund
Schedule of Investments - February 28, 2001
(Unaudited)
Common Stocks - 95.6%                                              Shares                   Value

Agriculture Production - Crops - 0.2%
Scheid Vineyards, Inc. - Class A (a)                               10,860            $     36,652
                                                                                   ---------------
Biological Products (No Diagnostic Substances) - 2.4%
Aphton Corp. (a)                                                    5,775                 103,228
EntreMed, Inc. (a)                                                 12,050                 235,728
Genzyme Corp. - Biosurgery Division  (a)                            3,971                  26,556
Titan Pharmaceuticals, Inc. (a)                                       385                  11,935
Vion Pharmaceuticals, Inc. (a)                                     20,750                 123,203
                                                                                    ---------------
                                                                                          500,650
                                                                                    ---------------
Communication Services - 0.0%
Launch Media, Inc. (a)                                              6,925                   7,791
                                                                                    ---------------
Communications Equipment - 0.5%
Vyyo, Inc. (a)                                                     12,500                  96,094
                                                                                    ---------------
Computer Communications Equipment - 1.0%
Avici Systems, Inc. (a)                                            14,600                 219,912
                                                                                    ---------------
Computer Peripheral Equipment - 0.3%
NETsilicon, Inc. (a)                                               13,635                  67,323
                                                                                    ---------------
Crude Petroleum & Natural Gas - 2.4%
Forest Oil Corp. (a)                                                9,025                 291,508
Newfield Exploration Co. (a)                                        6,350                 222,377
                                                                                    ---------------
                                                                                          513,885
                                                                                    ---------------
Electric Services - 1.2%
Orion Power Holdings, Inc. (a)                                      9,950                 248,253
                                                                                    ---------------
Electrical Industrial Apparatus - 0.3%
Proton Energy Systems, Inc. (a)                                     6,900                  65,550
                                                                                    ---------------
Electromedical & Electrotherapeutic Apparatus - 0.1%
Computer Motion, Inc. (a)                                           5,500                  27,844
                                                                                     ---------------
Fire, Marine & Casualty Insurance - 1.1%
RenaissanceRe Holdings Ltd.                                         2,975                  221,191
                                                                                     ---------------
In Vitro & In Vivo Diagnostic Substances - 2.9%
Hyseq, Inc. (a)                                                    22,190                  269,054
Ista Pharmaceuticals, Inc. (a)                                      8,600                   50,525
North American Scientific, Inc. (a)                                41,500                  295,687
                                                                                    ---------------
                                                                                           615,266
                                                                                    ---------------
Investment Advice - 1.2%
Affiliated Managers Group, Inc. (a)                                 4,700                  242,050
                                                                                    ---------------
Laboratory Analytical Instruments - 4.4%
TriPath Imaging, Inc. (a)                                          95,390                  924,091
                                                                                    ---------------
StoneRidge Small Cap Equity Fund
Schedule of Investments - February 28, 2001 (Unaudited) - continued

Common Stocks - 95.6% - continued                                  Shares                   Value

Life Insurance - 1.5%
FPIC Insurance Group, Inc. (a)                                      5,200        $         50,050
Penn Treaty American Corp. (a)                                     13,835                 258,438
                                                                                    ---------------
                                                                                          308,488
                                                                                    ---------------
Measuring & Controlling Devices - 1.0%
Trimble Navigation Ltd. (a)                                        12,150                 213,384
                                                                                    ---------------
Miscellaneous Primary Metal Products - 0.4%
Nanophase Technologies Corp. (a)                                   13,350                  94,284
                                                                                    ---------------
Oil & Gas Field Machinery & Equipment - 1.0%
National-Oilwell, Inc. (a)                                          6,077                 219,987
                                                                                    ---------------
Oil & Gas Field Exploration Services - 2.0%
Petroleum Geo-Services A.S.A. (a)(c)                               12,450                 108,937
Smedvig A.S.A. (a)(c)                                              30,615                 307,681
                                                                                   ---------------
                                                                                          416,618
                                                                                   ---------------
Oil & Gas Field Services - 3.5%
Horizon Offshore, Inc. (a)                                          8,550                 179,550
Stolt Offshore S.A. (a)(c)                                         19,725                 258,891
Superior Energy Services, Inc. (a)                                 26,850                 288,638
                                                                                   ---------------
                                                                                          727,079
                                                                                   ---------------
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.0%
Intuitive Surgical, Inc. (a)                                       57,150                 414,338
                                                                                   ---------------
Personal Credit Institutions - 0.5%
NextCard, Inc. (a)                                                 11,755                 110,203
                                                                                   ---------------
Pharmaceutical Preparations - 4.1%
Cell Genesys, Inc. (a)                                             15,070                 242,062
CollaGenex Pharmaceuticals, Inc. (a)                               16,315                  82,595
DURECT Corp. (a)                                                   17,690                 121,619
GenVec, Inc. (a)                                                    1,150                   6,900
Guilford Pharmaceuticals, Inc. (a)                                  5,750                 129,734
SICOR, Inc. (a)                                                    21,425                 269,152
United Therapeutics Corp. (a)                                         850                  10,306
                                                                                  ---------------
                                                                                          862,368
                                                                                  ---------------
Printed Circuit Boards - 1.4%
Pemstar, Inc. (a)                                                  18,700                 182,325
TTM Technologies, Inc. (a)                                         15,565                 108,955
                                                                                   ---------------
                                                                                          291,280
                                                                                   ---------------
Radio & TV Broadcasting & Communications Equipment - 1.4%
Ceragon Networks Ltd. (a)(c)                                        4,825                  70,867
DSP Group, Inc. (a)                                                 5,700                 109,369
Wink Communications, Inc. (a)                                      19,665                 116,761
                                                                                   ---------------
                                                                                          296,997
                                                                                   ---------------
Radio Broadcasting Stations - 1.1%
Beasley Broadcast Group, Inc. - Class A (a)                        15,240                 221,933
                                                                                   ---------------
Radio Telephone Communications - 3.8%
Dobson Communications Corp. - Class A (a)                          16,200                 300,712
Focal Communications Corp. (a)                                     16,000                 205,000
Net2000 Communications, Inc. (a)                                   58,030                 152,329
Universal Access, Inc. (a)                                         18,100                 131,225
                                                                                  ---------------
                                                                                          789,266
                                                                                  ---------------
StoneRidge Small Cap Equity Fund
Schedule of Investments - February 28, 2001 (Unaudited) - continued

Common Stocks - 95.6% - continued                                  Shares                Value

Refuse Systems - 0.3%
Newpark Resources, Inc. (a)                                        7,675        $         61,016
                                                                                 ----------------
Retail-Eating Places - 1.9%
Landry's Seafood Restaurants, Inc.                                31,075                 363,888
Quality Dining, Inc. (a)                                          11,840                  24,791
                                                                                 ---------------
                                                                                         388,679
                                                                                 ---------------
Retail-Grocery Stores - 1.2%
Pathmark Stores, Inc. (a)                                                                 14,800                      251,600
                                                                                 ---------------
Retail-Radio TV & Consumer Electronics Stores - 5.5%
InterTAN, Inc. (a)                                                 8,140                 101,750
REX Stores, Inc. (a)                                              41,705                 765,287
Sound Advice, Inc. (a)                                            26,010                 286,110
                                                                                 ---------------
                                                                                       1,153,147
                                                                                 ---------------
Security Brokers, Dealers & Flotation Companies - 0.4%
Wit SoundView Group, Inc. (a)                                     28,070                  83,334
                                                                                 ---------------
Semiconductors & Related Devices - 8.0%
Dialog Semiconductor Plc (a)(c)                                    6,800                  34,000
GlobeSpan, Inc. (a)                                               11,510                 230,200
MIPS Technologies, Inc. (a)                                       11,475                 379,392
Pixelworks, Inc. (a)                                              59,245                 833,133
Transmeta Corp. (a)                                                9,750                 198,656
                                                                                 ---------------
                                                                                       1,675,381
                                                                                 ---------------
Services-Advertising Agencies - 1.4%
Grey Global Group, Inc.                                               25                  16,588
Havas Advertising (a) (c)                                         19,481                 267,864
                                                                                 ---------------
                                                                                         284,452
                                                                                 ---------------
Services-Business Services - 3.4%
Digitas, Inc. (a)                                                 12,195                  67,072
Niku Corp. (a)                                                    26,200                 158,838
RADWARE Ltd. (a)                                                  24,000                 384,000
StarTek, Inc. (a)                                                  6,050                  94,077
                                                                                 ---------------
                                                                                         703,987
                                                                                 ---------------
Services-Commercial Physical & Biological Research - 8.3%
Applied Molecular Evolution, Inc. (a)                             37,610                 453,671
Diversa Corp. (a)                                                 52,365                 798,566
NeoPharm, Inc. (a)                                                 1,900                  41,562
NeoTherapeutics, Inc. (a)                                         14,135                  63,608
Orchid BioSciences, Inc. (a)                                       2,965                  21,496
Paradigm Genetics, Inc. (a)                                       12,800                  70,400
Telik, Inc. (a)                                                   12,500                  67,969
Tularik, Inc. (a)                                                  8,100                 211,106
                                                                                  ---------------
                                                                                       1,728,378
                                                                                  ---------------
Services-Computer Integrated Systems Design - 4.5%
About.com, Inc. (a)                                               20,400                 452,625
Radiant Systems, Inc. (a)                                          5,850                 110,784
Vastera, Inc. (a)                                                 26,258                 382,382
                                                                                  ---------------
                                                                                         945,791
                                                                                  ---------------
Services-Computer Programming Services - 0.8%
Genomica Corp. (a)                                                29,350                 165,094
                                                                                  ---------------
StoneRidge Small Cap Equity Fund
Schedule of Investments - February 28, 2001 (Unaudited) - continued

Common Stock - 95.6% - continued                                  Shares            Value

Services-Miscellaneous Amusement & Recreation - 2.0%
Sun International Hotels Ltd. (a)                                 21,135         $       420,587
                                                                                 ---------------
Services-Motion Picture & Video Tape Production - 0.5%
VDI MultiMedia (a)                                                40,470                 116,351
                                                                                 ---------------
Services-Prepackaged Software - 3.3%
Actuate Corp. (a)                                                 31,675                 384,059
BackWeb Technologies Ltd. (a)                                     11,550                  37,538
Extensity, Inc. (a)                                                8,025                  70,720
MatrixOne, Inc. (a)                                                8,095                 196,810
                                                                                 ---------------
                                                                                         689,127
                                                                                 ---------------
Short-Term Business Credit Institutions - 1.1%
Heller Financial, Inc. - Class A                                   7,150                 241,741
                                                                                 ---------------
State Commercial Banks - 3.3%
Boston Private Financial Holdings, Inc.                           12,350                 209,178
GBC Bancorp                                                       15,175                 473,270
                                                                                 ---------------
                                                                                         682,448
                                                                                 ---------------
Steel Pipe & Tubes - 1.4%
Maverick Tube Corp. (a)                                           14,150                 287,245
                                                                                 ---------------
Telephone & Telegraph Apparatus - 0.9%
Polycom, Inc. (a)                                                  8,298                 180,492
                                                                                 ---------------
Telephone Communications (No Radio Telephone) - 2.5%
AirGate PCS, Inc. (a)                                              2,270                 100,164
Allied Riser Communications Corp. (a)                             95,965                 230,921
FLAG Telecom Holdings Ltd. (a)                                    11,975                 109,272
Intermedia Communications, Inc.                                    5,075                  80,248
Viatel, Inc. (a)                                                   3,475                   6,950
                                                                                 ---------------
                                                                                         527,555
                                                                                 ---------------
Television Broadcasting Stations - 1.5%
SBS Broadcasting S.A. (a)                                         11,250                 311,484
                                                                                  ---------------
Wholesale-Farm Product Raw Materials - 1.7%
Fresh Del Monte Produce, Inc. (a)                                 45,325                 351,269
                                                                                  ---------------

TOTAL COMMON STOCKS (Cost $27,157,943)                                                20,001,935
                                                                                  ---------------
                                                                Principal
                                                                  Amount               Value
Money Market Securities - 4.3%
Firstar Treasury Fund, 4.74% (b) (Cost $895,468)                 895,468               $ 895,468
                                                                                 ---------------
TOTAL INVESTMENTS - 99.9% (Cost $28,053,411)                                          20,897,403
                                                                                 ---------------
Other assets less liabilities  - 0.1%                                                     23,771
                                                                                 ---------------
Total Net Assets - 100.0%                                                           $ 20,921,174
                                                                                 ===============
(a) Non-Income Producing
(b) Variable rate security; the coupon rate shown represents the rate at February 28, 2001.
(c) American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

StoneRidge Small Cap Equity Fund                                                       February 28, 2001
Statement of Assets & Liabilities
(Unaudited)

Assets
Investment in securities (cost $28,053,411)                                                 $ 20,897,403
Dividends receivable                                                                                 660
Interest receivable                                                                                3,920
Receivable for securities sold                                                                   568,013
                                                                                       ------------------
   Total assets                                                                               21,469,996
                                                                                       ------------------
Liabilities
Accrued investment advisory fee payable                                                           11,235
Other payables and accrued expenses                                                               11,448
Payable to custodian bank                                                                        287,583
Payable for securities purchased                                                                 238,556
                                                                                       ------------------
   Total liabilities                                                                             548,822
                                                                                       ------------------
Net Assets                                                                                  $ 20,921,174
                                                                                       ==================
Net Assets consist of:
Paid in capital                                                                               28,958,037
Accumulated net investment loss                                                                  (88,064)
Accumulated net realized loss on investments                                                    (792,791)
Net unrealized depreciation on investments                                                    (7,156,008)
                                                                                       ------------------
Net Assets, for 3,074,768 shares                                                            $ 20,921,174
                                                                                       ==================
Net Asset Value
Net Assets
Offering price and redemption price per share ($20,921,174 / 3,074,768)                           $ 6.80
                                                                                       ==================

See accompanying notes which are an integral part of the financial statements.

StoneRidge Small Cap Equity Fund
Statement of Operations for the six months ended February 28, 2001
(Unaudited)
Investment Income
Interest income                                                                                    $ 27,304
Dividend income                                                                                      11,336
                                                                                             ---------------
Total Income                                                                                         38,640
                                                                                             ---------------
Expenses
Investment advisory fee                                                                             101,363
Administration fees                                                                                  15,000
Pricing & bookkeeping fees                                                                           11,700
Transfer agent fees                                                                                  10,820
Custodian fees                                                                                        6,711
Registration fees                                                                                     6,580
Audit fees                                                                                            5,777
Legal fees                                                                                            2,017
Insurance                                                                                             1,214
Trustees' fees                                                                                          671
Shareholder reports                                                                                     238
Miscellaneous fees                                                                                       85
                                                                                             ---------------
Total expenses before reimbursement                                                                 162,176
Expenses waived by the administrator                                                                 (4,672)
Expenses waived and reimbursed by the adviser                                                       (30,800)
                                                                                             ---------------
Total operating expenses                                                                            126,704
                                                                                             ---------------
Net Investment Loss                                                                                 (88,064)
                                                                                             ---------------
Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                                          737,910
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                      (7,462,993)
                                                                                             ---------------
Net realized and unrealized gain (loss) on investment securities                                 (6,725,083)
                                                                                             ---------------
Net decrease in net assets resulting from operations                                            $(6,813,147)
                                                                                             ===============

See accompanying notes which are an integral part of the financial statements.

StoneRidge Small Cap Equity Fund
Statement of Changes in Net Assets

                                                                            Six months ended          Period ended
                                                                            February 28, 2001          August 31,
                                                                               (Unaudited)              2000 (a)
                                                                           --------------------     -----------------
Increase (Decrease) in Net Assets
Operations
   Net investment loss                                                               $ (88,064)            $ (86,111)
   Net realized gain on investment securities                                          737,910             5,846,273
   Change in net unrealized appreciation (depreciation)                             (7,462,993)              306,985
                                                                           --------------------     -----------------
   Net increase (decrease) in net assets resulting from operations                  (6,813,147)            6,067,147
                                                                           --------------------     -----------------
Distributions to shareholders
   From net investment income                                                                0               (10,151)
   From net realized gain                                                           (7,158,286)             (122,426)
                                                                           --------------------     -----------------
   Total distributions                                                              (7,158,286)             (132,577)
                                                                           --------------------     -----------------
Capital Share Transactions
   Proceeds from shares sold                                                        20,540,156            14,051,151
   Reinvestment of distributions                                                     6,703,020               131,551
   Amount paid for shares repurchased                                              (11,397,506)           (1,070,335)
                                                                           --------------------     -----------------
   Net increase in net assets resulting
      from capital share transactions                                               15,845,670            13,112,367
                                                                           --------------------     -----------------
Total Increase in Net Assets                                                         1,874,237            19,046,937
                                                                           --------------------     -----------------
Net Assets
   Beginning of period                                                              19,046,937                     0
                                                                           --------------------     -----------------
   End of period [including accumulated net investment                            $ 20,921,174          $ 19,046,937
                                                                           ====================     =================
       loss of $88,064 and $0, respectively]

Capital Share Transactions
   Shares sold                                                                       1,756,930             1,181,347
   Shares issued in reinvestment of distributions                                      968,645                 9,951
   Shares repurchased                                                                 (770,711)              (71,393)
                                                                           --------------------     -----------------

   Net increase from capital transactions                                            1,954,863             1,119,905
                                                                           ====================     =================
(a) For the period October 1, 1999 (commencement of operations) to August 31, 2000.

See accompanying notes which are an integral part of the financial statements.

StoneRidge Small Cap Equity Fund
Financial Highlights
                                                                Six months ended            Period ended
                                                               February 28, 2001             August 31,
                                                                  (Unaudited)                 2000 (a)
                                                              ---------------------      -------------------
Selected Per Share Data
Net asset value, beginning of period                                       $ 17.01                  $ 10.00
                                                              ---------------------      -------------------
Income from investment operations
   Net investment loss                                                       (0.05)                   (0.09)
   Net realized and unrealized gain (loss)                                   (4.86)                    7.24
                                                              ---------------------      -------------------
Total from investment operations                                             (4.91)                    7.15
                                                              ---------------------      -------------------
Less distributions
   From net investment income                                                 0.00                    (0.01)
   From net realized gain                                                    (5.30)                   (0.13)
                                                              ---------------------      -------------------
Total distributions                                                          (5.30)                   (0.14)
                                                              ---------------------      -------------------

Net asset value, end of period                                              $ 6.80                  $ 17.01
                                                              =====================      ===================

Total Return                                                                (30.37)%(b)               71.94% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                             $20,921                  $19,047
Ratio of expenses to average net assets                                       1.25% (c)                1.25% (c)
Ratio of expenses to average net assets
   before waivers and reimbursements                                          1.60% (c)                1.78% (c)
Ratio of net investment loss to
   average net assets                                                        (0.87)%(c)               (0.70)%(c)
Ratio of net investment loss to average
   net assets before waivers and reimbursements                              (1.22)%(c)               (1.23)%(c)
Portfolio turnover rate                                                      88.66%                  253.91% (c)

(a)  For the period October 1, 1999 (commencement of operations) to August 31, 2000.
(b)  For a period of less than a full year, the total return is not annualized.
(c)  Annualized

See accompanying notes which are an integral part of the financial statements.

StoneRidge Bond Fund
Schedule of Investments - February 28, 2001
(Unaudited)
                                                                    Principal
                                                                     Amount                        Value
Asset Backed Obligations - 5.2%
Capital One Master Trust, 1998-4 CL A, 5.43%, 1/15/2007              225,000                         $ 226,394
Discover Card Master Trust, 1998-6 CL A,
5.85%, 1/17/2006                                                     150,000                           152,044
EQCC Home Equity Loan Trust, 1999-1 CL A-2F,
5.765%, 6/20/2015                                                    225,000                           225,743
Heller Equipment Asset Receivables, 1999-2 CL A-3,
6.65%, 3/14/2004                                                     225,000                           228,179
MBNA Master Credit Card II, 1999-I CL A,
6.40%, 1/18/2005                                                     228,000                           232,727

                                                                                              -----------------
TOTAL ASSET BACKED OBLIGATIONS ($1,042,700)                                                          1,065,087
                                                                                              -----------------

Corporate Bonds - 57.7%
Allstate Corp., 7.20%, 12/1/2009                                     170,000                           179,083
Anheuser-Busch Companies, Inc., 6.75%, 8/1/2003                      340,000                           355,112
Chevron Corp., 6.625%, 10/1/2004                                     300,000                           312,659
Citigroup, Inc., 6.75%, 12/1/2005                                    300,000                           311,994
Comcast Corp., 6.20%, 11/15/2008                                     200,000                           195,865
Diageo Capital PLC, 7.25%, 11/1/2009                                 300,000                           312,943
Disney (Walt) Co., 6.375%, 3/30/2001                                 250,000                           250,216
Dow Chemical Co., 6.125%, 2/1/2011                                   305,000                           303,414
Duke Capital Corp., 7.50%, 10/1/2009                                 300,000                           319,278
FPL Group Capital, Inc., 7.375%, 6/1/2009                            365,000                           383,502
FleetBoston Financial Corp., 7.375%, 12/1/2009                       300,000                           319,534
Ford Motor Credit Corp., 6.875%, 2/1/2006                            500,000                           506,623
Ford Motor Credit Corp., 7.875%, 6/15/2010                           400,000                           422,300
GATX Capital Corp., 7.75%, 12/1/2006                                 250,000                           259,775
General Electric Capital Corp., 7.50%, 6/5/2003                      425,000                           446,093
General Motors Acceptance Corp., 7.75%, 1/19/2010                    375,000                           392,717
Goldman Sachs Group, Inc., 7.50%, 1/28/2005                          325,000                           343,432
Hartford Life, Inc., 7.10%, 6/15/2007                                140,000                           146,868
Hertz Corp., 7.00%, 4/15/2001                                        250,000                           250,226
Honeywell, Inc., 7.50%, 3/1/2010                                     290,000                           320,094
IBM Credit Corp., 6.64%, 10/29/2001                                  200,000                           202,471
Lehman Brothers Holdings, Inc., 7.875%, 11/1/2009                    450,000                           480,790
MCI Communications Corp., 6.125%, 4/15/2012                          600,000                           600,277
Merrill Lynch & Co., Inc., 6.07%, 10/15/2001                         400,000                           403,022
Morgan Stanley Dean Witter & Co., 5.625%, 1/20/2004                  200,000                           200,411
Niagara Mohawk Power Corp., Series G, 7.75%, 10/1/2008               150,000                           159,590
Pennsylvania Electric Co., Series A, 5.75%, 4/1/2004                 400,000                           387,673
Procter & Gamble Co., 6.60%, 12/15/2004                              450,000                           468,638
Sprint Capital Corp., 6.375%, 5/1/2009                               250,000                           231,806




StoneRidge Bond Fund
Schedule of Investments - February 28, 2001 (Unaudited) - continued

                                                                    Principal
Corporate Bonds - 57.7% - continued                                  Amount                        Value

Tele Communications, Inc., 7.25%, 8/1/2005                           300,000                         $ 309,051
Textron, Inc., 6.375%, 7/15/2004                                     450,000                           457,017
Travelers Property Casualty Corp., 6.75%, 4/15/2001                  250,000                           250,400
United Technologies Corp., 7.00%, 9/15/2006                          240,000                           255,019
Wells Fargo Bank, N.A., 6.45%, 2/1/2011                              500,000                           506,878
WorldCom, Inc., 6.125%, 8/16/2001                                    250,000                           250,383
WorldCom, Inc., 6.40%, 8/15/2005                                     350,000                           340,138

                                                                                              -----------------
TOTAL CORPORATE BONDS ($11,435,933)                                                                 11,835,292
                                                                                              -----------------

Government Bonds - 31.8%

Mortgage Backed - 11.4%
FNMA, Pool #501301, 6.50%, 6/1/2029                                  194,845                           194,257
FNMA, Pool #505221, 7.00%, 8/1/2029                                  271,326                           274,373
FNMA, Pool #323995, 6.00%, 10/1/2029                                 264,478                           258,764
FNMA, Pool #528981, 7.50%, 1/1/2030                                  283,556                           289,747
FNMA, Pool #534058, 6.50%, 3/1/2030                                  330,843                           329,844
GNMA, Pool #512867, 6.50%, 6/15/2029                                 306,213                           306,247
GNMA, Pool #468376, 7.00%, 9/15/2029                                 345,014                           350,251
GNMA, Pool #466174, 7.50%, 10/15/2029                                336,734                           345,365
                                                                                              -----------------
                                                                                                     2,348,848
                                                                                              -----------------
U.S. Treasury & Agency Obligations - 20.4%
FNMA, 6.52%, 3/16/2001                                               700,000                           700,344
FNMA, 4.75%, 11/14/2003                                              675,000                           671,458
FNMA, 7.125%, 2/15/2005                                              300,000                           320,368
U.S. Treasury Note, 6.625%, 7/31/2001                                975,000                           982,520
U.S. Treasury Note, 7.00%, 7/15/2006                                 725,000                           799,947
U.S. Treasury Note, 5.625%, 5/15/2008                                675,000                           703,233
                                                                                              -----------------
                                                                                                     4,177,870
                                                                                              -----------------

                                                                                              -----------------
TOTAL GOVERNMENT BONDS ($6,277,205)                                                                  6,526,718
                                                                                              -----------------


                                                                    Principal
                                                                      Amount                        Value
Money Market Securities - 5.9%
Firstar Treasury Fund, 4.72% (a) (Cost $1,199,766)                    1,199,766                      1,199,766
                                                                                              -----------------

TOTAL INVESTMENTS - 100.6% (Cost $19,955,604)                                                       20,626,863
                                                                                              -----------------
Liabilities in excess of other assets - (0.6)%                                                        (125,476)
                                                                                              -----------------
Total Net Assets - 100.0%                                                                         $ 20,501,387
                                                                                              =================

(a) Variable rate security; the coupon rate shown represents the rate at February 28, 2001.

See accompanying notes which are an integral part of the financial statements.

StoneRidge Bond Fund                                                                   February 28, 2001
Statement of Assets & Liabilities
(Unaudited)

Assets
Investment in securities (cost $19,955,604)                                                 $ 20,626,863
Cash                                                                                             218,281
Interest receivable                                                                              281,764
Receivable from advisor                                                                            2,713
                                                                                      -------------------
   Total assets                                                                               21,129,621
                                                                                      -------------------
Liabilities
Other payables and accrued expenses                                                                9,901
Income distribution payable                                                                          142
Payable for securities purchased                                                                 618,191
                                                                                      -------------------
   Total liabilities                                                                             628,234
                                                                                      -------------------

Net Assets                                                                                  $ 20,501,387
                                                                                      ===================

Net Assets consist of:
Paid in capital                                                                               19,836,751
Accumulated net investment loss                                                                     (957)
Accumulated net realized loss on investments                                                      (5,666)
Net unrealized appreciation on investments                                                       671,259
                                                                                      -------------------

Net Assets, for 1,980,728 shares                                                            $ 20,501,387
                                                                                      ===================

Net Asset Value

Net Assets
Offering price and redemption price per share ($20,501,387 / 1,980,728)                          $ 10.35
                                                                                      ===================

See accompanying notes which are an integral part of the financial statements.

StoneRidge Bond Fund
Statement of Operations for the six months period February 28, 2001
(Unaudited)


Investment Income
Interest income                                                                                $ 646,276
                                                                                          ---------------
Total Income                                                                                     646,276
                                                                                          ---------------

Expenses
Investment advisory fee                                                                           38,699
Administration fees                                                                               15,000
Pricing & bookkeeping fees                                                                        11,400
Transfer agent fees                                                                               10,446
Registration fees                                                                                  6,849
Audit fees                                                                                         3,661
Legal fees                                                                                         2,017
Custodian fees                                                                                     1,610
Insurance                                                                                          1,208
Trustees' fees                                                                                       670
Shareholder reports                                                                                   80
Miscellaneous fees                                                                                    86
                                                                                          ---------------
Total expenses before reimbursement                                                               91,726
Expenses waived by the administrator                                                              (4,874)
Expenses waived and reimbursed by the adviser                                                    (23,966)
                                                                                          ---------------
Total operating expenses                                                                          62,886
                                                                                          ---------------

Net Investment Income                                                                            583,390
                                                                                          ---------------

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                                       108,975
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                      611,644
                                                                                          ---------------
Net realized and unrealized gain on investment securities                                        720,619
                                                                                          ---------------

Net increase in net assets resulting from operations                                         $ 1,304,009
                                                                                          ===============

See accompanying notes which are an integral part of the financial statements.

StoneRidge Bond Fund
Statement of Changes in Net Assets

                                                                               Six months ended
                                                                              February 28, 2001           Period ended
                                                                                 (Unaudited)           August 31, 2000 (a)
                                                                             ---------------------     --------------------

Increase (Decrease) in Net Assets
Operations
Net investment income                                                                   $ 583,390              $ 1,026,093
Net realized gain (loss) on investment securities                                         108,975                 (112,759)
Change in net unrealized appreciation (depreciation)                                      611,644                   59,615
                                                                             ---------------------     --------------------
Net increase in net assets resulting from operations                                    1,304,009                  972,949
                                                                             ---------------------     --------------------
Distributions to shareholders
From net investment income                                                               (585,485)              (1,024,955)
From net realized gain                                                                          0                   (1,882)
                                                                             ---------------------     --------------------
Total distributions                                                                      (585,485)              (1,026,837)
                                                                             ---------------------     --------------------
Capital Share Transactions
Proceeds from shares sold                                                               2,819,966               44,860,542
Reinvestment of distributions                                                             585,343                1,026,837
Amount paid for shares repurchased                                                     (2,474,892)             (26,981,045)
                                                                             ---------------------     --------------------
Net increase in net assets resulting
  from share transactions                                                                 930,417               18,906,334
                                                                             ---------------------     --------------------
Total Increase in Net Assets                                                            1,648,941               18,852,446
                                                                             ---------------------     --------------------

Net Assets
   Beginning of period                                                                 18,852,446                        0
                                                                             ---------------------     --------------------
   End of period [including accumulated undistributed net
      investment income (loss) of $(957) and $1,138, respectively]                   $ 20,501,387             $ 18,852,446
                                                                             =====================     ====================

Capital Share Transactions
Shares sold                                                                               277,108                4,488,302
Shares issued in reinvestment of distributions                                             57,510                  103,469
Shares repurchased                                                                       (243,194)              (2,702,466)
                                                                             ---------------------     --------------------

Net increase from capital transactions                                                     91,424                1,889,305
                                                                             =====================     ====================

(a) For the period October 13, 1999 (commencement of operations) to August 31, 2000.

See accompanying notes which are an integral part of the financial statements.

StoneRidge Bond Fund
Financial Highlights


                                                                           Six months ended
                                                                           February 28, 2001         Period ended
                                                                              (Unaudited)            August 31, 2000 (a)
                                                                           ------------------      -------------------------
Selected Per Share Data
Net asset value, beginning of period                                                  $ 9.98                 $ 10.00
                                                                           ------------------      ------------------
Income from investment operations
   Net investment income                                                                0.30                    0.52
   Net realized and unrealized gain (loss)                                              0.37                   (0.02)
                                                                           ------------------      ------------------
Total from investment operations                                                        0.67                    0.50
                                                                           ------------------      ------------------
Less distributions
   From net investment income                                                          (0.30)                  (0.52)
   From net realized gain                                                               0.00                    0.00
                                                                           ------------------      ------------------
   Total distributions                                                                 (0.30)                  (0.52)
                                                                           ------------------      ------------------
Net asset value, end of period                                                       $ 10.35                  $ 9.98
                                                                           ==================      ==================

Total Return                                                                           6.85% (b)               5.21% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                      $20,501                 $18,852
Ratio of expenses to average net assets                                                0.65% (c)               0.65% (c)
Ratio of expenses to average net assets
   before waivers and reimbursements                                                   0.95% (c)               0.93% (c)
Ratio of net investment income to
   average net assets                                                                  6.03% (c)               5.88% (c)
Ratio of net investment income to average
   net assets before waivers and reimbursements                                        5.73% (c)               5.59% (c)
Portfolio turnover rate                                                               29.50%                 156.53% (c)

(a) For the period October 13, 1999 (commencement of operations) to August 31, 2000.
(b) For a period of less than a full year, the total return is not annualized.
(c) Annualized

See accompanying notes which are an integral part of the financial statements.

                                StoneRidge Funds
                          Notes to Financial Statements
                                February 28, 2001
                                   (Unaudited)


NOTE 1.  ORGANIZATION

The StoneRidge Equity Fund (the "Equity Fund"), StoneRidge Small Cap Equity Fund (the "Small Cap Equity Fund"), and StoneRidge Bond Fund (the "Bond Fund"), referred to hereafter individually as a "Fund" or collectively as the "Funds," were organized as diversified series of the AmeriPrime Advisors Trust (the "Trust") on August 3, 1999 and commenced operations on October 1, 1999 for the Equity Fund and Small Cap Equity Fund and October 13, 1999 for the Bond Fund. The Trust is an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Equity Fund's investment objective is to provide capital appreciation over the long term. The Small Cap Equity Fund's investment objective is to provide capital growth over the long term. The Bond Fund's investment objective is to provide income consistent with preservation of capital. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board of Trustees (the "Board").


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuation - Securities which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing services or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.




                                StoneRidge Funds
                          Notes to Financial Statements
                    February 28, 2001 (Unaudited) - continued


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Dividends and Distributions - Each Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year. The Equity and Small Cap Equity Funds typically distribute substantially all of their net investment in the form of dividends to its shareholders annually. The Bond Fund typically declares substantially all of its net investment income as dividends to its shareholders on a monthly basis and pays such dividends monthly. Each Fund typically distributes it net long-term capital gains and its net short-term capital gains annually.

Other - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to net realized gains for the Small Cap Equity Fund.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to the Funds is StoneRidge Investment Partners, L.L.C., 7 Great Valley Parkway, Suite 290, Malvern, PA 19355, (the "Adviser"). Joseph E. Stocke, CFA, Philip H. Brown II, CFA, Lester Rich, CFA and Daniel H. Cook are the controlling members of the Adviser.

Under the terms of the management agreement (the "Agreement"), the Adviser manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Adviser a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates: StoneRidge Equity Fund, 0.60%; StoneRidge Small Cap Equity Fund, 1.00%; StoneRidge Bond Fund, 0.40%. For the six months ended February 28, 2001, the Adviser received a fee of $15,567 from the Equity Fund, $101,363 from the Small Cap Equity Fund, and $38,699 from the Bond Fund.

The Adviser has contractually agreed to waive fees and/or reimburse expenses through December 31, 2001 to maintain each Fund's total operating expenses as follows: Equity Fund, 0.90%; Small Cap Equity Fund, 1.25%; and Bond Fund, 0.65%. For the six months ended February 28, 2001, the Adviser waived and/or reimbursed expenses of $35,099 for the Equity Fund, $30,800 for the Small Cap Equity Fund, and $23,966 for the Bond Fund. There is no assurance that such reimbursement will continue beyond December 31, 2001.

Effective October 12, 2000, AmeriPrime Financial Services, Inc. and Unified Fund Services, Inc., both wholly owned subsidiaries of Unified Financial Services, Inc., merged with one another. Prior to the merger, AmeriPrime Financial Services, Inc. served as Administrator to the Funds. The result of this merger is now Unified Fund Services, Inc. ("Unified"), still a wholly owned subsidiary of Unified Financial Services, Inc. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

Each Fund retains Unified to manage each Fund's business affairs and to provide each Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from each Fund equal to an annual average rate of 0.10% of the Fund's average daily net assets up to $50 million dollars, 0.075% of the Fund's average daily net assets from $50 million to $100 million and 0.050% of the Fund's average daily net assets over $100 million (subject to a $2,500 minimum monthly fee). For the

                                StoneRidge Funds
                          Notes to Financial Statements
                    February 28, 2001 (Unaudited) - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

six months ended February 28, 2001, the Unified was entitled to fees of $15,000 for administrative services provided to the Equity Fund, $15,000 for administrative services provided to the Small Cap Equity Fund, and $15,000 for administrative services provided to the Bond Fund. Unified has voluntarily agreed to waive a portion of its fees for each Fund. For the six months ended February 28, 2001, Unified waived fees of $5,000 for the Equity Fund, $4,672 for the Small Cap Equity Fund and $4,874 for the Bond Fund. There is no assurance that such waiver will continue in the future.

The Funds retain Unified to act as each Fund's transfer agent and to provide each Fund with fund accounting services. For its services as transfer agent, Unified receives a monthly fee from each Fund of $1.20 per shareholder (subject to a minimum monthly fee of $900). For the six months ended February 28, 2001, Unified received fees of $10,780 for transfer agent services provided to the Equity Fund, $10,820 for transfer agent services provided to the Small Cap Equity Fund, and $10,446 for transfer agent services provided to the Bond Fund. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.0275% of each Fund's assets up to $100 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 million to $100 million). For the six months ended February 28, 2001, Unified received fees of $6,600 for fund accounting services provided to the Equity Fund, $11,700 for fund accounting services provided to the Small Cap Equity Fund, and $11,400 for fund accounting services provided to the Bond Fund.

Prior to December 31, 2000, the Funds retained AmeriPrime Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of each Fund's shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. (also a wholly owned subsidiary of Unified Financial Services, Inc.). Effective as of the same date, the Funds retained Unified Financial Securities, Inc. to act as the principal distributor of each Fund's shares. A Trustee and officer of the Trust may be deemed to be an affiliate of AmeriPrime Financial Securities, Inc. and Unified Financial Securities, Inc. There were no payments made to AmeriPrime Financial Securities, Inc. or Unified Financial Securities, Inc. for the six months ended February 28, 2001.


NOTE 4.  INVESTMENTS

Equity Fund. For the six months ended February 28, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $3,769,029 and $3,566,485, respectively. As of February 28, 2001, the gross unrealized appreciation for all securities totaled $427,918 and the gross unrealized depreciation for all securities totaled $1,189,668 for a net unrealized depreciation of $761,750. The aggregate cost of securities for federal income tax purposes at February 28, 2001 was $5,692,522.

Small Cap Equity Fund. For the six months ended February 28, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $26,839,143 and $17,664,781, respectively. As of February 28, 2001, the gross unrealized appreciation for all securities totaled $1,163,884 and the gross unrealized depreciation for all securities totaled $8,319,892 for a net unrealized depreciation of $7,156,008. The aggregate cost of securities for federal income tax purposes at February 28, 2001 was $28,053,411.

Bond Fund. For the six months ended February 28, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $3,846,548 and $2,358,339, respectively. As of February 28, 2001, the gross unrealized appreciation for all securities totaled $677,958 and the gross unrealized depreciation for all securities totaled $6,700 for a net unrealized appreciation of $671,258. The aggregate cost of securities for federal income tax purposes at February 28, 2001 was $19,955,604.

                                StoneRidge Funds
                          Notes to Financial Statements
                    February 28, 2001 (Unaudited) - continued


NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 6. RELATED PARTY TRANSACTIONS

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of each Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2001, the Sheet Metals Workers Annuity Fund beneficially owned, in aggregate, 71.33% of the Equity Fund. As of February 28, 2001, Charles Schwab & Company held 51.37% of the Small Cap Equity Fund in an omnibus account for the benefit of others. As of February 28, 2001, the Sheet Metal Workers Annuity Fund beneficially owned, in aggregate, 99.57% of the Bond Fund.